UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21774
                                                    -----------

                        First Trust Exchange-Traded Fund
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ----------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ----------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                            ------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: September 30, 2012
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 0.9%
     4,879  Astronics Corp. (a)                $    150,273
    26,933  Kratos Defense & Security
               Solutions, Inc. (a)                  157,289
     4,900  LMI Aerospace, Inc. (a)                 100,156
                                               ------------
                                                    407,718
                                               ------------
            AIR FREIGHT & LOGISTICS -- 0.5%
    27,291  Air Transport Services Group, Inc.
               (a)                                  120,081
     4,563  Park-Ohio Holdings Corp. (a)             98,880
                                               ------------
                                                    218,961
                                               ------------
            AIRLINES -- 0.6%
    26,575  Hawaiian Holdings, Inc. (a)             148,554
    20,593  Republic Airways Holdings, Inc.
               (a)                                   95,346
                                               ------------
                                                    243,900
                                               ------------
            AUTO COMPONENTS -- 0.7%
    16,136  Spartan Motors, Inc.                     80,680
    11,985  Superior Industries International,
               Inc.                                 204,824
                                               ------------
                                                    285,504
                                               ------------
            BEVERAGES -- 0.2%
    28,604  Central European Distribution
               Corp. (a)                             81,521
                                               ------------
            BUILDING PRODUCTS -- 1.2%
     9,655  AAON, Inc.                              190,107
     4,995  American Woodmark Corp. (a)              99,750
    23,822  Griffon Corp.                           245,367
                                               ------------
                                                    535,224
                                               ------------
            CAPITAL MARKETS -- 3.4%
    10,543  Calamos Asset Management, Inc.,
               Class A                              122,720
     1,322  Diamond Hill Investment Group,
               Inc.                                 101,371
    16,083  Duff & Phelps Corp., Class A            218,890
    12,850  FXCM, Inc., Class A                     122,717
    16,831  HFF, Inc., Class A (a)                  250,782
    17,985  KBW, Inc.                               296,213
     7,035  Manning & Napier, Inc.                   85,757
     8,462  Piper Jaffray Cos., Inc. (a)            215,358
    14,643  SWS Group, Inc. (a)                      89,469
                                               ------------
                                                  1,503,277
                                               ------------
            CHEMICALS -- 2.7%
     9,106  Arabian American Development Co.
               (a)                                   89,148
    23,159  Flotek Industries, Inc. (a)             293,424
     4,738  Hawkins, Inc.                           196,864
    13,298  Landec Corp. (a)                        152,262
    24,136  Omnova Solutions, Inc. (a)              182,709


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            CHEMICALS (CONTINUED)
    11,488  Zep, Inc.                          $    173,699
    14,233  Zoltek Cos., Inc. (a)                   109,452
                                               ------------
                                                  1,197,558
                                               ------------
            COMMERCIAL BANKS -- 16.4%
     4,058  American National Bankshares, Inc.       91,670
    12,335  Ameris Bancorp (a)                      155,298
     6,215  Arrow Financial Corp.                   155,375
    15,771  Bancorp (The), Inc. (a)                 161,968
     8,944  Banner Corp.                            242,382
     5,828  Bryn Mawr Bank Corp.                    130,780
    15,149  Cardinal Financial Corp.                216,631
     7,675  City Holding Co.                        275,072
    18,097  CoBiz Financial, Inc.                   126,679
     8,945  Eagle Bancorp, Inc. (a)                 149,560
     8,508  Enterprise Financial Services
               Corp.                                115,709
     6,652  Financial Institutions, Inc.            123,993
    39,032  First Busey Corp.                       190,476
    11,806  First California Financial Group,
               Inc. (a)                              82,170
     7,874  First Community Bancshares, Inc.        120,157
     5,896  First Financial Corp.                   184,781
     5,255  FNB United Corp. (a)                     62,429
     7,428  Heartland Financial USA, Inc.           202,562
     8,339  Hudson Valley Holding Corp.             142,180
    12,581  Lakeland Bancorp, Inc.                  130,213
     8,462  Lakeland Financial Corp.                233,551
     3,705  Mercantile Bank Corp. (a)                63,504
     8,640  Metrocorp Bancshares, Inc. (a)           91,498
    21,098  Oriental Financial Group, Inc.          221,951
     5,256  Peoples Bancorp, Inc.                   120,310
    13,006  Renasant Corp.                          254,983
     5,752  Republic Bancorp, Inc., Class A         126,256
    14,986  S&T Bancorp, Inc.                       263,903
     6,756  S.Y. Bancorp, Inc.                      159,847
    12,890  Sandy Spring Bancorp, Inc.              248,133
     8,699  Simmons First National Corp.,
               Class A                              211,864
     8,181  Southside Bancshares, Inc.              178,428
     9,467  Southwest Bancorp, Inc. (a)             102,717
    11,965  StellarOne Corp.                        157,459
    16,011  Sterling Bancorp                        158,829
     5,921  Tompkins Financial Corp.                239,919
    16,132  TowneBank                               247,304
     6,874  TriCo Bancshares                        113,627
    10,483  Union First Market Bankshares
               Corp.                                163,115
    13,185  Virginia Commerce Bancorp, Inc. (a)     115,369
     7,203  Washington Trust Bancorp, Inc.          189,223
     9,992  West Coast Bancorp (a)                  225,020

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

SEPTEMBER 30, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            COMMERCIAL BANKS (CONTINUED)
    32,119  Wilshire Bancorp, Inc. (a)         $    202,350
                                               ------------
                                                  7,149,245
                                               ------------
            COMMERCIAL SERVICES & SUPPLIES --
               2.3%
    58,571  ACCO Brands Corp. (a)                   380,126
     4,643  Intersections, Inc.                      48,937
     6,355  Multi-Color Corp.                       147,182
     8,114  Standard Parking Corp. (a)              181,997
     7,526  TMS International Corp., Class A
               (a)                                   74,508
     8,730  US Ecology, Inc.                        188,393
                                               ------------
                                                  1,021,143
                                               ------------
            COMMUNICATIONS EQUIPMENT -- 2.4%
     6,989  Anaren, Inc. (a)                        139,710
     8,736  Black Box Corp.                         222,855
    13,704  CalAmp Corp. (a)                        112,510
    13,379  Digi International, Inc. (a)            135,931
    46,320  Extreme Networks, Inc. (a)              154,709
    21,553  Symmetricom, Inc. (a)                   150,224
     8,638  Telular Corp.                            85,516
     2,744  TESSCO Technologies, Inc.                58,091
                                               ------------
                                                  1,059,546
                                               ------------
            CONSTRUCTION & ENGINEERING -- 1.7%
     4,887  Argan, Inc.                              85,278
    10,278  Layne Christensen Co. (a)               201,552
     4,391  Michael Baker Corp. (a)                 104,769
    10,634  MYR Group, Inc. (a)                     212,148
     4,859  Northwest Pipe Co. (a)                  119,775
                                               ------------
                                                    723,522
                                               ------------
            CONSTRUCTION MATERIALS -- 0.5%
    31,651  Headwaters, Inc. (a)                    208,264
                                               ------------
            CONTAINERS & PACKAGING -- 0.3%
     2,115  AEP Industries, Inc. (a)                128,148
                                               ------------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 2.8%
    15,872  Cbeyond, Inc. (a)                       156,498
    19,018  Consolidated Communications
               Holdings, Inc.                       326,919
     3,768  Hawaiian Telcom Holdco, Inc. (a)         66,807
     8,134  IDT Corp., Class B                       83,536
    21,653  InContact, Inc. (a)                     141,178
    15,477  Neutral Tandem, Inc. (a)                145,174
    23,470  Premiere Global Services, Inc. (a)      219,445
     5,968  Primus Telecommunications Group,
               Inc.                                  91,131
                                               ------------
                                                  1,230,688
                                               ------------


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            ELECTRIC UTILITIES -- 0.4%
     6,698  Unitil Corp.                       $    182,320
                                               ------------
            ELECTRICAL EQUIPMENT -- 0.4%
     8,905  Global Power Equipment Group, Inc.      164,653
                                               ------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS &
               COMPONENTS -- 3.0%
     7,327  Agilysys, Inc. (a)                       63,012
     7,401  Badger Meter, Inc.                      269,322
    10,190  Electro Rent Corp.                      180,261
    15,185  GSI Group, Inc. (a)                     135,298
     7,980  Measurement Specialties, Inc. (a)       263,181
    16,064  Mercury Computer Systems, Inc. (a)      170,600
     6,408  Richardson Electronics Ltd.              76,063
     9,423  Zygo Corp. (a)                          172,347
                                               ------------
                                                  1,330,084
                                               ------------
            ENERGY EQUIPMENT & SERVICES -- 1.9%
    13,372  Matrix Service Co. (a)                  141,342
     6,192  Mitcham Industries, Inc. (a)             98,639
     6,378  Natural Gas Services Group, Inc.
               (a)                                   95,351
    32,120  Pioneer Energy Services Corp. (a)       250,215
     4,457  RigNet, Inc. (a)                         82,454
    16,223  Tesco Corp. (a)                         173,262
                                               ------------
                                                    841,263
                                               ------------
            FOOD & STAPLES RETAILING -- 1.3%
     5,114  Chefs' Warehouse (The), Inc. (a)         83,767
     7,161  Ingles Markets, Inc., Class A           117,082
    14,423  Roundy's, Inc.                           87,259
    11,261  Spartan Stores, Inc.                    172,406
     2,910  Village Super Market, Inc., Class A     106,972
                                               ------------
                                                    567,486
                                               ------------
            FOOD PRODUCTS -- 0.5%
     6,586  Calavo Growers, Inc.                    164,650
     4,108  John B. Sanfilippo & Son, Inc. (a)       53,486
                                               ------------
                                                    218,136
                                               ------------
            GAS UTILITIES -- 0.5%
     4,967  Chesapeake Utilities Corp.              235,237
                                               ------------
            HEALTH CARE EQUIPMENT & SUPPLIES --
               2.6%
    17,962  AngioDynamics, Inc. (a)                 219,136
     5,845  Anika Therapeutics, Inc. (a)             87,792
    14,995  Invacare Corp.                          212,029
    15,459  Natus Medical, Inc. (a)                 202,049
     6,459  PhotoMedex, Inc. (a)                     90,814
    27,207  RTI Biologics, Inc. (a)                 113,453
     7,318  Vascular Solutions, Inc. (a)            108,380
     2,862  Young Innovations, Inc.                 111,904
                                               ------------
                                                  1,145,557
                                               ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

SEPTEMBER 30, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            HEALTH CARE PROVIDERS & SERVICES --
               5.6%
     4,301  Almost Family, Inc. (a)            $     91,525
    10,207  Assisted Living Concepts, Inc.,
               Class A                               77,879
    14,722  Gentiva Health Services, Inc. (a)       166,653
    17,361  Healthways, Inc. (a)                    203,297
    27,429  Kindred Healthcare, Inc. (a)            312,142
     7,946  LHC Group, Inc. (a)                     146,763
    20,632  Metropolitan Health Networks, Inc.
               (a)                                  192,703
    15,292  PharMerica Corp. (a)                    193,597
     6,778  Providence Service Corp. (a)             88,046
    10,378  Skilled Healthcare Group, Inc.,
               Class A (a)                           66,731
    12,166  Sun Healthcare Group, Inc. (a)          102,985
    30,138  Sunrise Senior Living, Inc. (a)         430,069
     9,824  Triple-S Management Corp., Class B
               (a)                                  205,322
     6,111  U.S. Physical Therapy, Inc.             168,847
                                               ------------
                                                  2,446,559
                                               ------------
            HEALTH CARE TECHNOLOGY -- 0.3%
     9,696  Epocrates, Inc. (a)                     112,958
                                               ------------
            HOTELS, RESTAURANTS & LEISURE -- 4.7%
       624  Biglari Holdings, Inc. (a)              227,797
     9,223  Bravo Brio Restaurant Group, Inc.
               (a)                                  134,195
    49,139  Denny's Corp. (a)                       238,324
     3,063  Einstein Noah Restaurant Group,
               Inc.                                  54,185
    35,240  Jamba, Inc. (a)                          78,585
    34,486  Krispy Kreme Doughnuts, Inc. (a)        273,474
    10,343  Marcus (The) Corp.                      114,807
    14,402  Multimedia Games Holding Co., Inc.
               (a)                                  226,544
     6,817  Red Robin Gourmet Burgers, Inc.
               (a)                                  221,962
    31,137  Ruby Tuesday, Inc. (a)                  225,743
    18,319  Ruth's Hospitality Group, Inc. (a)      116,692
    11,106  Town Sports International
               Holdings, Inc. (a)                   137,381
                                               ------------
                                                  2,049,689
                                               ------------
            HOUSEHOLD DURABLES -- 2.5%
    17,507  American Greetings Corp., Class A       294,118
     3,320  Cavco Industries, Inc. (a)              152,355
     2,851  Flexsteel Industries, Inc.               59,016
    49,958  Hovnanian Enterprises, Inc., Class
               A (a)                                172,855
    10,662  Libbey, Inc. (a)                        168,246
    25,835  Sealy Corp. (a)                          56,320
     7,800  Skullcandy, Inc. (a)                    107,250


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            HOUSEHOLD DURABLES (CONTINUED)
    11,944  Zagg, Inc. (a)                     $    101,882
                                               ------------
                                                  1,112,042
                                               ------------
            INSURANCE -- 1.7%
     4,728  American Safety Insurance Holdings
               Ltd. (a)                              88,366
     9,395  AMERISAFE, Inc. (a)                     254,980
    27,232  Flagstone Reinsurance Holdings SA       233,923
     1,167  National Western Life Insurance
               Co., Class A                         167,173
                                               ------------
                                                    744,442
                                               ------------
            INTERNET & CATALOG RETAIL -- 0.8%
    14,790  Nutrisystem, Inc.                       155,739
    11,422  Orbitz Worldwide, Inc. (a)               29,126
     7,286  Overstock.Com, Inc. (a)                  75,483
    10,576  PetMed Express, Inc.                    106,183
                                               ------------
                                                    366,531
                                               ------------
            INTERNET SOFTWARE & SERVICES -- 1.8%
    27,025  Dice Holdings, Inc. (a)                 227,551
    17,088  Perficient, Inc. (a)                    206,252
     3,885  Travelzoo, Inc. (a)                      91,569
    46,939  United Online, Inc.                     259,103
                                               ------------
                                                    784,475
                                               ------------
            IT SERVICES -- 1.9%
     7,324  Computer Task Group, Inc. (a)           118,502
    34,114  Global Cash Access Holdings, Inc.
               (a)                                  274,618
    13,887  Hackett Group (The), Inc. (a)            58,048
    12,697  TNS, Inc. (a)                           189,820
    10,290  Virtusa Corp. (a)                       182,853
                                               ------------
                                                    823,841
                                               ------------
            LEISURE EQUIPMENT & PRODUCTS -- 0.5%
    33,715  Callaway Golf Co.                       207,010
                                               ------------
            LIFE SCIENCES TOOLS & SERVICES --
               0.4%
    15,345  Cambrex Corp. (a)                       179,997
                                               ------------
            MACHINERY -- 4.4%
     4,700  Alamo Group, Inc.                       158,766
    13,950  Altra Holdings, Inc.                    253,890
    10,063  Columbus McKinnon Corp. (a)             152,052
     6,647  Dynamic Materials Corp.                  99,838
    32,289  Federal Signal Corp. (a)                204,067
    23,079  Flow International Corp. (a)             85,392
     6,203  FreightCar America, Inc.                110,351
     5,167  Graham Corp.                             93,368
    14,980  John Bean Technologies Corp.            244,623
     6,048  Kadant, Inc. (a)                        140,253

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

SEPTEMBER 30, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            MACHINERY (CONTINUED)
     4,937  L.B. Foster Co., Class A           $    159,663
     8,812  Lydall, Inc. (a)                        124,161
     8,827  NN, Inc. (a)                             74,941
                                               ------------
                                                  1,901,365
                                               ------------
            MEDIA -- 0.6%
     9,206  Carmike Cinemas, Inc. (a)               103,567
    10,031  Global Sources Ltd. (a)                  65,803
    19,938  Journal Communications, Inc.,
               Class A (a)                          103,678
                                               ------------
                                                    273,048
                                               ------------
            METALS & MINING -- 0.3%
     3,561  Universal Stainless & Alloy
               Products, Inc. (a)                   132,291
                                               ------------
            MULTILINE RETAIL -- 0.2%
     4,611  Gordmans Stores, Inc. (a)                85,073
                                               ------------

            OIL, GAS & CONSUMABLE FUELS -- 1.5%
     1,092  Adams Resources & Energy, Inc.           33,306
    10,751  Crimson Exploration, Inc. (a)            45,907
    23,759  Penn Virginia Corp.                     147,306
    20,513  Resolute Energy Corp. (a)               181,950
    29,957  VAALCO Energy, Inc. (a)                 256,132
                                               ------------
                                                    664,601
                                               ------------
            PAPER & FOREST PRODUCTS -- 1.1%
     8,180  Neenah Paper, Inc.                      234,275
    24,011  Wausau Paper Corp.                      222,342
                                               ------------
                                                    456,617
                                               ------------
            PERSONAL PRODUCTS -- 1.0%
     7,076  Medifast, Inc. (a)                      185,037
     4,689  Nature's Sunshine Products, Inc.         76,618
     6,471  Schiff Nutrition International,
               Inc. (a)                             156,534
                                               ------------
                                                    418,189
                                               ------------
            PHARMACEUTICALS -- 1.1%
     5,609  Hi-Tech Pharmacal Co., Inc. (a)         185,714
     9,738  Obagi Medical Products, Inc. (a)        120,849
     2,559  Pernix Therapeutics Holdings (a)         19,064
    27,453  SciClone Pharmaceuticals, Inc. (a)      152,364
                                               ------------
                                                    477,991
                                               ------------
            PROFESSIONAL SERVICES -- 2.4%
     3,264  Barrett Business Services, Inc.          88,454
    25,852  CBIZ, Inc. (a)                          155,629
     7,207  CDI Corp.                               122,735
     9,808  GP Strategies Corp. (a)                 189,491
    10,216  ICF International, Inc. (a)             205,342
    21,748  Resources Connection, Inc.              285,116
                                               ------------
                                                  1,046,767
                                               ------------

SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS -- 1.4%
    32,848  CapLease, Inc.                     $    169,824
    31,202  Kite Realty Group Trust                 159,130
    25,845  RAIT Financial Trust                    135,686
    16,314  Summit Hotel Properties, Inc.           139,322
                                               ------------
                                                    603,962
                                               ------------
            ROAD & RAIL -- 2.1%
    12,335  Arkansas Best Corp.                      97,693
    10,746  Celadon Group, Inc.                     172,688
     8,001  Marten Transport Ltd.                   140,577
    11,036  Quality Distribution, Inc. (a)          102,083
     8,306  Saia, Inc. (a)                          167,283
    32,473  Student Transportation, Inc.            220,492
                                               ------------
                                                    900,816
                                               ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 1.7%
    18,195  Advanced Energy Industries, Inc.
               (a)                                  224,162
    14,239  Integrated Silicon Solution, Inc.
               (a)                                  131,853
     7,832  Intermolecular, Inc. (a)                 55,607
    31,275  Photronics, Inc. (a)                    167,947
    16,719  Rudolph Technologies, Inc. (a)          175,550
                                               ------------
                                                    755,119
                                               ------------
            SOFTWARE -- 1.6%
    25,520  Actuate Corp. (a)                       179,405
    12,360  American Software, Inc., Class A        100,858
    16,559  EPIQ Systems, Inc.                      222,222
     8,780  TeleNav, Inc. (a)                        52,417
    14,887  VASCO Data Security International,
               Inc. (a)                             139,640
                                               ------------
                                                    694,542
                                               ------------
            SPECIALTY RETAIL -- 3.2%
     4,251  America's Car-Mart, Inc. (a)            193,293
     8,764  Big 5 Sporting Goods Corp.               87,202
    21,835  Casual Male Retail Group, Inc. (a)      101,096
     7,719  Citi Trends, Inc. (a)                    96,912
     6,301  Destination Maternity Corp.             117,829
    12,273  MarineMax, Inc. (a)                     101,743
    14,217  New York & Co., Inc. (a)                 53,314
    44,861  OfficeMax, Inc.                         350,364
     7,397  Shoe Carnival, Inc.                     174,051
    14,264  Stein Mart, Inc. (a)                    121,387
                                               ------------
                                                  1,397,191
                                               ------------
            TEXTILES, APPAREL & LUXURY GOODS --
               0.9%
    12,209  Maidenform Brands, Inc. (a)             250,040
     6,117  Perry Ellis International, Inc. (a)     134,880
                                               ------------
                                                    384,920
                                               ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

SEPTEMBER 30, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            THRIFTS & MORTGAGE FINANCE -- 5.3%
    11,481  Berkshire Hills Bancorp, Inc.      $    262,685
     5,008  Bofi Holding, Inc. (a)                  130,458
    14,896  Dime Community Bancshares, Inc.         215,098
     5,409  Federal Agricultural Mortgage
               Corp., Class C                       139,228
     8,559  First Financial Holdings, Inc.          111,181
   101,140  Flagstar Bancorp, Inc. (a)              111,254
    15,066  Flushing Financial Corp.                238,043
     3,005  HomeStreet, Inc. (a)                    114,370
     8,932  OceanFirst Financial Corp.              131,033
    21,038  Provident New York Bancorp              197,968
    48,581  TrustCo Bank Corp.                      277,883
     6,992  United Financial Bancorp, Inc.          101,174
     8,742  Walker & Dunlop, Inc. (a)               134,365
     4,104  WSFS Financial Corp.                    169,413
                                               ------------
                                                  2,334,153
                                               ------------
            TOBACCO -- 0.3%
    42,561  Alliance One International, Inc.
               (a)                                  137,472
                                               ------------
            TRADING COMPANIES & DISTRIBUTORS --
               1.7%
    13,056  Aceto Corp.                             123,379
     6,595  CAI International, Inc. (a)             135,330
    14,816  H&E Equipment Services, Inc.            179,570
     8,403  Houston Wire & Cable Co.                 90,416
    10,507  SeaCube Container Leasing Ltd.          197,006
                                               ------------
                                                    725,701
                                               ------------
            WATER UTILITIES -- 0.7%
     8,148  Middlesex Water Co.                     156,116
     6,660  SJW Corp.                               168,897
                                               ------------
                                                    325,013
                                               ------------
            WIRELESS TELECOMMUNICATION SERVICES --
               1.1%
     7,807  NTELOS Holdings Corp.                   135,607
    11,496  Shenandoah Telecommunications Co.       202,330
    11,471  USA Mobility, Inc.                      136,161
                                               ------------
                                                    474,098
                                               ------------

            TOTAL INVESTMENTS -- 100.0%          43,695,428
            (Cost $41,018,739) (b)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.0%                   16,317
                                               ------------
            NET ASSETS -- 100.0%               $ 43,711,745
                                               ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,668,906 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $992,217.

---------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $ 43,695,428     $    --       $    --
                      =======================================

* See Portfolio of Investments for industry breakout.

There were no transfers between levels at September 30, 2012.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS(SM) INDEX FUND

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 3.5%
   115,405  Lockheed Martin Corp.              $ 10,776,519
    79,209  Northrop Grumman Corp.                5,261,854
   118,278  Raytheon Co.                          6,760,770
                                               ------------
                                                 22,799,143
                                               ------------
            CAPITAL MARKETS -- 0.2%
    47,250  Federated Investors, Inc.,
               Class B                              977,602
    10,264  Greenhill & Co., Inc.                   531,162
                                               ------------
                                                  1,508,764
                                               ------------
            CHEMICALS -- 0.1%
    25,767  Olin Corp.                              559,917
                                               ------------
            COMMERCIAL BANKS -- 0.5%
    17,678  Bank of Hawaii Corp.                    806,470
    14,400  Community Bank System, Inc.             405,936
     7,347  Park National Corp.                     514,437
    21,303  Trustmark Corp.                         518,515
    25,200  United Bankshares, Inc.                 627,732
                                               ------------
                                                  2,873,090
                                               ------------
            COMMERCIAL SERVICES & SUPPLIES --
               1.8%
    16,871  Deluxe Corp.                            515,578
    14,085  HNI Corp.                               359,308
   193,846  Pitney Bowes, Inc.                    2,678,952
   168,462  R.R. Donnelley & Sons Co.             1,785,697
   186,105  Waste Management, Inc.                5,970,248
                                               ------------
                                                 11,309,783
                                               ------------
            COMPUTERS & PERIPHERALS -- 0.8%
   169,669  Seagate Technology PLC                5,259,739
                                               ------------
            CONTAINERS & PACKAGING -- 0.4%
     9,385  Greif, Inc., Class A                    414,629
    31,606  Packaging Corp. of America            1,147,298
    40,740  Sonoco Products Co.                   1,262,533
                                               ------------
                                                  2,824,460
                                               ------------
            DIVERSIFIED CONSUMER SERVICES --
               0.5%
   142,701  H&R Block, Inc.                       2,473,009
     6,972  Strayer Education, Inc.                 448,648
                                               ------------
                                                  2,921,657
                                               ------------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 19.1%
 1,699,939  AT&T, Inc.                           64,087,700
 1,294,070  Verizon Communications, Inc.         58,970,770
                                               ------------
                                                123,058,470
                                               ------------
            ELECTRIC UTILITIES -- 22.4%
    15,517  ALLETE, Inc.                            647,680
   214,164  American Electric Power Co.,
               Inc.                               9,410,366


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            ELECTRIC UTILITIES (CONTINUED)
   656,765  Duke Energy Corp.                  $ 42,558,372
    88,479  Entergy Corp.                         6,131,595
   515,028  Exelon Corp.                         18,324,696
   218,230  FirstEnergy Corp.                     9,623,943
    45,756  Hawaiian Electric Industries,
               Inc.                               1,203,840
   154,065  NextEra Energy, Inc.                 10,835,391
   118,755  Northeast Utilities                   4,540,004
   134,620  Pepco Holdings, Inc.                  2,544,318
    44,978  Pinnacle West Capital Corp.           2,374,838
    30,442  Portland General Electric Co.           823,152
   296,648  PPL Corp.                             8,617,624
   389,531  Southern (The) Co.                   17,953,484
    25,471  UIL Holdings Corp.                      913,390
    17,435  UNS Energy Corp.                        729,829
    58,757  Westar Energy, Inc.                   1,742,733
   195,826  Xcel Energy, Inc.                     5,426,339
                                               ------------
                                                144,401,594
                                               ------------
            ELECTRONIC EQUIPMENT,
               INSTRUMENTS & COMPONENTS -- 0.1%
    31,353  Molex, Inc., Class A                    680,987
                                               ------------
            FOOD & STAPLES RETAILING -- 1.0%
   213,013  Sysco Corp.                           6,660,916
                                               ------------
            FOOD PRODUCTS -- 0.7%
     6,806  Cal-Maine Foods, Inc.                   305,862
   159,573  ConAgra Foods, Inc.                   4,402,619
                                               ------------
                                                  4,708,481
                                               ------------
            GAS UTILITIES -- 0.9%
    53,510  AGL Resources, Inc.                   2,189,094
    36,159  Atmos Energy Corp.                    1,294,131
     8,553  Laclede Group (The), Inc.               367,779
     9,979  Northwest Natural Gas Co.               491,366
    27,105  Piedmont Natural Gas Co., Inc.          880,370
    21,281  WGL Holdings, Inc.                      856,560
                                               ------------
                                                  6,079,300
                                               ------------
            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 0.1%
    17,244  Meridian Bioscience, Inc.               330,740
                                               ------------
            HOUSEHOLD DURABLES -- 0.3%
    64,722  Leggett & Platt, Inc.                 1,621,286
                                               ------------
            HOUSEHOLD PRODUCTS -- 1.9%
   142,946  Kimberly-Clark Corp.                 12,261,908
                                               ------------
            INSURANCE -- 0.5%
     6,344  American National Insurance Co.         455,689
    44,857  Arthur J. Gallagher & Co.             1,606,778
    16,804  Mercury General Corp.                   649,475

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS(SM) INDEX FUND

SEPTEMBER 30, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            INSURANCE (CONTINUED)
    14,759  OneBeacon Insurance Group Ltd.,
               Class A                         $    198,361
    14,593  Tower Group, Inc.                       282,958
                                               ------------
                                                  3,193,261
                                               ------------
            IT SERVICES -- 0.6%
   124,247  Paychex, Inc.                         4,136,183
                                               ------------
            LEISURE EQUIPMENT & PRODUCTS --
               0.9%
    44,333  Hasbro, Inc.                          1,692,191
   119,942  Mattel, Inc.                          4,255,542
                                               ------------
                                                  5,947,733
                                               ------------
            MACHINERY -- 0.1%
    31,190  Harsco Corp.                            640,331
                                               ------------
            MEDIA -- 0.1%
    15,648  Meredith Corp.                          547,680
                                               ------------
            METALS & MINING -- 2.5%
    84,920  Cliffs Natural Resources, Inc.        3,322,919
    39,370  Commercial Metals Co.                   519,684
   291,465  Freeport-McMoRan Copper & Gold,
               Inc.                              11,536,185
    74,609  Steel Dynamics, Inc.                    837,859
                                               ------------
                                                 16,216,647
                                               ------------
            MULTI-UTILITIES -- 7.0%
    46,721  Alliant Energy Corp.                  2,027,224
    27,384  Avista Corp.                            704,864
    16,994  Black Hills Corp.                       604,477
   159,659  CenterPoint Energy, Inc.              3,400,737
   111,807  CMS Energy Corp.                      2,633,055
   121,515  Consolidated Edison, Inc.             7,277,533
    69,592  DTE Energy Co.                        4,171,344
    41,266  Integrys Energy Group, Inc.           2,154,085
   109,945  NiSource, Inc.                        2,801,399
    15,034  NorthWestern Corp.                      544,682
   185,650  PG&E Corp.                            7,921,685
    49,949  SCANA Corp.                           2,411,038
    85,139  Sempra Energy                         5,490,614
   104,978  TECO Energy, Inc.                     1,862,310
    41,861  Vectren Corp.                         1,197,225
                                               ------------
                                                 45,202,272
                                               ------------
            OIL, GAS & CONSUMABLE FUELS -- 6.4%
   593,538  ConocoPhillips                       33,938,503
   257,258  Spectra Energy Corp.                  7,553,095
                                               ------------
                                                 41,491,598
                                               ------------
            PERSONAL PRODUCTS -- 0.6%
   252,534  Avon Products, Inc.                   4,027,917
                                               ------------
            PHARMACEUTICALS -- 24.4%
   717,760  Bristol-Myers Squibb Co.             24,224,400


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
              PHARMACEUTICALS (CONTINUED)
   421,709  Eli Lilly & Co.                    $ 19,993,224
   866,635  Johnson & Johnson                    59,719,818
 1,191,652  Merck & Co., Inc.                    53,743,505
                                               ------------
                                                157,680,947
                                               ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 0.4%
    80,131  Microchip Technology, Inc.            2,623,489
                                               ------------
            SOFTWARE -- 0.6%
   138,522  CA, Inc.                              3,569,019
                                               ------------
            THRIFTS & MORTGAGE FINANCE --
               1.4%
   204,165  Hudson City Bancorp, Inc.             1,625,154
   324,131  New York Community Bancorp,
               Inc.                               4,589,695
   193,680  People's United Financial, Inc.       2,351,275
    18,975  Provident Financial Services,
               Inc.                                 299,615
                                               ------------
                                                  8,865,739
                                               ------------
            TOBACCO -- 0.1%
     9,600  Universal Corp.                         488,832
                                               ------------
            TRADING COMPANIES & DISTRIBUTORS
               -- 0.1%
    18,613  Tal International Group, Inc.           632,470
                                               ------------

            TOTAL INVESTMENTS -- 100.0%         645,124,353
            (Cost $592,704,009) (a)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.0%                   46,400
                                               ------------
            NET ASSETS -- 100.0%               $645,170,753
                                               ============

(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $56,721,520 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,301,176.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS(SM) INDEX FUND

SEPTEMBER 30, 2012 (UNAUDITED)


---------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $645,124,353     $    --       $    --
                      =======================================

* See Portfolio of Investments for industry breakout.

There were no transfers between levels at September 30, 2012.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST US IPO INDEX FUND

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 0.4%
     1,753  Huntington Ingalls Industries, Inc.
               (a)                             $     73,714
                                               ------------
            AIRLINES -- 0.2%
     2,564  Spirit Airlines, Inc. (a)                43,793
                                               ------------
            AUTO COMPONENTS -- 2.4%
     6,428  Allison Transmission Holdings, Inc.     129,331
    11,632  Delphi Automotive PLC (a)               360,592
                                               ------------
                                                    489,923
                                               ------------
            AUTOMOBILES -- 6.8%
    55,490  General Motors Co. (a)                1,262,397
     3,727  Tesla Motors, Inc. (a)                  109,127
                                               ------------
                                                  1,371,524
                                               ------------
            BEVERAGES -- 1.6%
     7,507  Dr. Pepper Snapple Group, Inc.          334,287
                                               ------------
            BIOTECHNOLOGY -- 0.2%
     3,799  Ironwood Pharmaceuticals, Inc. (a)       48,551
                                               ------------
            BUILDING PRODUCTS -- 0.8%
     5,657  Fortune Brands Home & Security,
               Inc. (a)                             152,796
                                               ------------
            CAPITAL MARKETS -- 1.3%
     4,476  Apollo Global Management LLC, Class
               A                                     65,618
     1,532  Carlyle Group LP (The)                   40,200
     1,641  Financial Engines, Inc. (a)              39,105
     3,909  LPL Financial Holdings, Inc.            111,563
                                               ------------
                                                    256,486
                                               ------------
            CHEMICALS -- 0.3%
     4,926  PetroLogistics LP                        63,890
                                               ------------
            COMMERCIAL BANKS -- 1.2%
     3,331  BankUnited, Inc.                         81,976
     4,609  First Republic Bank                     158,826
                                               ------------
                                                    240,802
                                               ------------
            COMMERCIAL SERVICES & SUPPLIES --
               0.5%
     4,834  KAR Auction Services, Inc. (a)           95,423
                                               ------------
            COMPUTERS & PERIPHERALS -- 0.5%
     3,306  Fusion-io, Inc. (a)                     100,073
                                               ------------
            DIVERSIFIED FINANCIAL SERVICES --
               0.4%
     3,099  CBOE Holdings, Inc.                      91,173
                                               ------------
            ELECTRICAL EQUIPMENT -- 1.7%
     4,199  Babcock & Wilcox (The) Co. (a)          106,948
     2,408  Generac Holdings, Inc.                   55,119
     6,284  Sensata Technologies Holding N.V.
               (a)                                  187,075
                                               ------------
                                                    349,142
                                               ------------

SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            ENERGY EQUIPMENT & SERVICES -- 0.4%
     2,997  Forum Energy Technologies, Inc.
                (a)                            $     72,887
                                               ------------
            FOOD & STAPLES RETAILING -- 0.5%
     1,703  Fresh Market (The), Inc. (a)            102,146
                                               ------------
            FOOD PRODUCTS -- 2.8%
     3,152  Dole Food Co., Inc. (a)                  44,223
     7,225  Mead Johnson Nutrition Co.              529,448
                                               ------------
                                                    573,671
                                               ------------
            HEALTH CARE EQUIPMENT & SUPPLIES -- 1.4%
     7,864  CareFusion Corp. (a)                    223,259
     3,203  Globus Medical, Inc., Class A (a)        57,750
                                               ------------
                                                    281,009
                                               ------------
            HEALTH CARE PROVIDERS & SERVICES -- 3.1%
    15,550  HCA Holdings, Inc.                      517,037
     5,069  Select Medical Holdings Corp. (a)        56,925
     2,331  Team Health Holdings, Inc. (a)           63,240
                                               ------------
                                                    637,202
                                               ------------
            HOTELS, RESTAURANTS & LEISURE -- 3.2%
     4,249  Bloomin' Brands, Inc. (a)                69,896
    12,400  Burger King Worldwide, Inc. (a)         172,856
     4,263  Dunkin' Brands Group, Inc.              124,458
     5,882  Hyatt Hotels Corp., Class A (a)         236,163
     1,214  Marriott Vacations Worldwide Corp.
              (a)                                    43,728
                                               ------------
                                                    647,101
                                               ------------
            INSURANCE -- 1.0%
     3,762  First American Financial Corp.           81,523
     2,121  Primerica, Inc.                          60,745
     4,220  Symetra Financial Corp.                  51,906
                                               ------------
                                                    194,174
                                               ------------
            INTERNET & CATALOG RETAIL -- 2.2%
    22,886  Groupon, Inc. (a)                       108,937
     2,913  HomeAway, Inc. (a)                       68,310
     2,042  HSN, Inc.                               100,160
     5,043  TripAdvisor, Inc. (a)                   166,066
                                               ------------
                                                    443,473
                                               ------------
            INTERNET SOFTWARE & SERVICES -- 11.0%
     1,510  Ancestry.com, Inc. (a)                   45,421
     3,314  AOL, Inc. (a)                           116,752
     3,544  Bankrate, Inc. (a)                       55,216
     1,761  Cornerstone OnDemand, Inc. (a)           53,992
    75,769  Facebook, Inc., Class A (a)           1,640,399

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST US IPO INDEX FUND

SEPTEMBER 30, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            INTERNET SOFTWARE & SERVICES
               (CONTINUED)
     4,790  Rackspace Hosting, Inc. (a)        $    316,571
                                               ------------
                                                  2,228,351
                                               ------------
            IT SERVICES -- 11.9%
     5,036  Booz Allen Hamilton Holding Corp.        69,748
     2,941  FleetCor Technologies, Inc. (a)         131,757
     7,562  Vantiv, Inc., Class A (a)               162,961
    15,292  Visa, Inc., Class A                   2,053,410
                                               ------------
                                                  2,417,876
                                               ------------
            MACHINERY -- 1.1%
     3,380  Rexnord Corp. (a)                        61,583
     6,571  Xylem, Inc.                             165,261
                                               ------------
                                                    226,844
                                               ------------
            MEDIA -- 3.0%
     2,542  AMC Networks, Inc., Class A (a)         110,628
     2,646  Madison Square Garden (The) Co.,
               Class A (a)                          106,554
     5,896  Pandora Media, Inc. (a)                  64,561
     5,385  Scripps Networks Interactive, Class
               A                                    329,724
                                               ------------
                                                    611,467
                                               ------------
            METALS & MINING -- 0.2%
     2,481  SunCoke Energy, Inc. (a)                 39,994
                                               ------------
            MULTILINE RETAIL -- 3.0%
    11,993  Dollar General Corp. (a)                618,119
                                               ------------
           OIL, GAS & CONSUMABLE FUELS -- 20.4%
     2,163  Cloud Peak Energy, Inc. (a)              39,150
    14,383  Cobalt International Energy, Inc.
               (a)                                  320,309
    36,522  Kinder Morgan, Inc.                   1,297,261
    13,828  Kosmos Energy Ltd. (a)                  157,501
     4,541  Laredo Petroleum Holdings, Inc. (a)      99,811
    12,074  Marathon Petroleum Corp.                659,120
     2,606  Northern Tier Energy LP (a)              55,039
     3,298  Oasis Petroleum, Inc. (a)                97,192
    22,158  Phillips 66                           1,027,467
     6,322  QEP Resources, Inc.                     200,155
     1,501  Targa Resources Corp.                    75,560
     7,042  WPX Energy, Inc. (a)                    116,827
                                               ------------
                                                  4,145,392
                                               ------------
            PROFESSIONAL SERVICES -- 3.3%
    12,785  Nielsen Holdings N.V. (a)               383,294
     5,885  Verisk Analytics, Inc., Class A (a)     280,185
                                               ------------
                                                    663,479
                                               ------------
            REAL ESTATE INVESTMENT TRUSTS -- 0.7%
     5,616  American Realty Capital Trust, Inc.      65,876


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS
               (CONTINUED)
     5,904  CYS Investments, Inc.              $     83,187
                                               ------------
                                                    149,063
                                               ------------
            REAL ESTATE MANAGEMENT & DEVELOPMENT
               -- 0.7%
     1,345  Howard Hughes (The) Corp. (a)            95,562
     1,021  Zillow, Inc., Class A (a)                43,066
                                               ------------
                                                    138,628
                                               ------------
            ROAD & RAIL -- 0.5%
     1,786  RailAmerica, Inc. (a)                    49,061
     4,945  Swift Transportation Co. (a)             42,626
                                               ------------
                                                     91,687
                                               ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 1.5%
     8,742  Freescale Semiconductor Holdings I
              Ltd. (a)                               83,137
     8,922  NXP Semiconductors N.V. (a)             223,139
                                               ------------
                                                    306,276
                                               ------------
            SOFTWARE -- 3.8%
     5,572  Fortinet, Inc. (a)                      134,508
     2,488  NetSuite, Inc. (a)                      158,734
     3,012  QLIK Technologies, Inc. (a)              67,499
     2,621  Solarwinds, Inc. (a)                    146,095
     3,279  Splunk, Inc. (a)                        120,405
     2,715  SS&C Technologies Holdings, Inc.
               (a)                                   68,445
    26,105  Zynga, Inc., Class A (a)                 74,138
                                               ------------
                                                    769,824
                                               ------------
            SPECIALTY RETAIL -- 1.5%
     3,154  Express, Inc. (a)                        46,742
     1,547  Francesca's Holdings Corp. (a)           47,539
     3,774  GNC Holdings, Inc., Class A             147,073
     1,043  Vitamin Shoppe, Inc. (a)                 60,828
                                               ------------
                                                    302,182
                                               ------------
            TEXTILES, APPAREL & LUXURY GOODS --
               1.8%
     6,828  Michael Kors Holdings Ltd. (a)          363,113
                                               ------------
            THRIFTS & MORTGAGE FINANCE -- 0.8%
     4,011  EverBank Financial Corp.                 55,231
     3,071  Nationstar Mortgage Holdings, Inc.
               (a)                                  101,896
                                               ------------
                                                    157,127
                                               ------------
            TRADING COMPANIES & DISTRIBUTORS --
               0.8%
     3,571  Air Lease Corp. (a)                      72,848
     3,596  MRC Global, Inc. (a)                     88,426
                                               ------------
                                                    161,274
                                               ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST US IPO INDEX FUND

SEPTEMBER 30, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            WATER UTILITIES -- 1.1%
     6,245  American Water Works Co., Inc.     $    231,440
                                               ------------

            TOTAL INVESTMENTS -- 100.0%          20,285,376
            (Cost $17,981,311) (b)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.0%                      (90)
                                               ------------
            NET ASSETS -- 100.0%               $ 20,285,286
                                               ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,060,088 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $756,023.

---------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $ 20,285,376     $    --       $    --
                      =======================================

* See Portfolio of Investments for industry breakout.

There were no transfers between levels at September 30, 2012.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AIR FREIGHT & LOGISTICS -- 2.0%
    14,449  C.H. Robinson Worldwide, Inc.      $    845,989
    22,521  Expeditors International of
               Washington, Inc.                     818,863
                                               ------------
                                                  1,664,852
                                               ------------
            BEVERAGES -- 1.0%
    15,144  Monster Beverage Corp. (a)              820,199
                                               ------------
            BIOTECHNOLOGY -- 6.0%
     7,306  Alexion Pharmaceuticals, Inc. (a)       835,806
    10,135  Amgen, Inc.                             854,583
     5,360  Biogen Idec, Inc. (a)                   799,873
    10,795  Celgene Corp. (a)                       824,738
    12,343  Gilead Sciences, Inc. (a)               818,711
    13,988  Vertex Pharmaceuticals, Inc. (a)        782,629
                                               ------------
                                                  4,916,340
                                               ------------
            CHEMICALS -- 1.0%
    11,313  Sigma-Aldrich Corp.                     814,197
                                               ------------
            COMMERCIAL SERVICES & SUPPLIES --
               1.0%
     9,091  Stericycle, Inc. (a)                    822,917
                                               ------------

            COMMUNICATIONS EQUIPMENT -- 4.2%
    43,879  Cisco Systems, Inc.                     837,650
     7,681  F5 Networks, Inc. (a)                   804,201
    12,953  QUALCOMM, Inc.                          809,433
   127,156  Research In Motion Ltd. (a) (b)         953,670
                                               ------------
                                                  3,404,954
                                               ------------
            COMPUTERS & PERIPHERALS -- 4.9%
     1,188  Apple, Inc.                             792,705
    79,302  Dell, Inc.                              781,918
    23,160  NetApp, Inc. (a)                        761,501
    18,371  SanDisk Corp. (a)                       797,852
    27,008  Seagate Technology PLC                  837,248
                                               ------------
                                                  3,971,224
                                               ------------
            DIVERSIFIED CONSUMER SERVICES -- 1.0%
    28,313  Apollo Group, Inc., Class A (a)         822,493
                                               ------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 1.0%
   132,367  Flextronics International Ltd. (a)      794,202
                                               ------------
            FOOD & STAPLES RETAILING -- 2.0%
     8,087  Costco Wholesale Corp.                  809,711
     8,305  Whole Foods Market, Inc.                808,907
                                               ------------
                                                  1,618,618
                                               ------------
            FOOD PRODUCTS -- 1.9%
    31,201  Green Mountain Coffee Roasters,
               Inc. (a) (b)                         741,024


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            FOOD PRODUCTS (CONTINUED)
    19,763  Kraft Foods, Inc., Class A         $    817,200
                                               ------------
                                                  1,558,224
                                               ------------
            HEALTH CARE EQUIPMENT & SUPPLIES --
               2.0%
    22,413  DENTSPLY International, Inc.            854,832
     1,605  Intuitive Surgical, Inc. (a)            795,486
                                               ------------
                                                  1,650,318
                                               ------------
            HEALTH CARE PROVIDERS & SERVICES --
               2.0%
    13,157  Express Scripts Holding Co. (a)         824,549
    10,386  Henry Schein, Inc. (a)                  823,298
                                               ------------
                                                  1,647,847
                                               ------------
            HEALTH CARE TECHNOLOGY -- 1.0%
    11,175  Cerner Corp. (a)                        865,057
                                               ------------
            HOTELS, RESTAURANTS & LEISURE --
               2.0%
    16,239  Starbucks Corp.                         824,129
     7,283  Wynn Resorts Ltd.                       840,750
                                               ------------
                                                  1,664,879
                                               ------------
            HOUSEHOLD DURABLES -- 1.0%
    19,731  Garmin Ltd. (b)                         823,572
                                               ------------

              INTERNET & CATALOG RETAIL -- 5.0%
     3,228  Amazon.com, Inc. (a)                    820,945
    14,015  Expedia, Inc.                           810,627
    45,228  Liberty Interactive Corp., Class
               A (a)                                836,718
    14,329  Netflix, Inc. (a) (b)                   780,071
     1,301  priceline.com, Inc. (a)                 804,968
                                               ------------
                                                  4,053,329
                                               ------------
            INTERNET SOFTWARE & SERVICES -- 6.2%
    21,402  Akamai Technologies, Inc. (a)           818,840
     7,464  Baidu, Inc., ADR (a)                    871,944
    16,821  eBay, Inc. (a)                          814,305
     1,140  Google, Inc., Class A (a)               860,130
    17,390  VeriSign, Inc. (a)                      846,719
    52,772  Yahoo!, Inc. (a)                        843,033
                                               ------------
                                                  5,054,971
                                               ------------
            IT SERVICES -- 5.1%
    14,140  Automatic Data Processing, Inc.         829,453
    12,057  Cognizant Technology Solutions
               Corp., Class A (a)                   843,026
    11,213  Fiserv, Inc. (a)                        830,098
    17,071  Infosys Ltd., ADR (b)                   828,626
    24,062  Paychex, Inc.                           801,024
                                               ------------
                                                  4,132,227
                                               ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

SEPTEMBER 30, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            LEISURE EQUIPMENT & PRODUCTS -- 1.0%
    23,123  Mattel, Inc.                       $    820,404
                                               ------------
            LIFE SCIENCES TOOLS & SERVICES --
               1.0%
    16,704  Life Technologies Corp. (a)             816,492
                                               ------------
              MACHINERY -- 1.0%
    19,946  PACCAR, Inc.                            798,339
                                               ------------
            MEDIA -- 6.0%
    22,864  Comcast Corp., Class A                  817,845
    15,832  DIRECTV (a)                             830,547
    33,363  News Corp., Class A                     818,394
   325,935  Sirius XM Radio, Inc. (a)               847,431
    15,268  Viacom, Inc., Class B                   818,212
    27,534  Virgin Media, Inc. (b)                  810,601
                                               ------------
                                                  4,943,030
                                               ------------
            METALS & MINING -- 1.0%
     6,796  Randgold Resources Ltd., ADR            835,908
                                               ------------
            MULTILINE RETAIL -- 2.0%
    17,049  Dollar Tree, Inc. (a)                   823,040
    14,110  Sears Holdings Corp. (a)(b)             782,964
                                               ------------
                                                  1,606,004
                                               ------------
            PHARMACEUTICALS -- 3.1%
    33,966  Mylan, Inc. (a)                         828,770
     7,125  Perrigo Co.                             827,711
    64,213  Warner Chilcott PLC, Class A            866,876
                                               ------------
                                                  2,523,357
                                               ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 14.7%
    22,561  Altera Corp.                            766,736
    72,724  Applied Materials, Inc.                 811,963
    23,412  Avago Technologies Ltd.                 816,259
    22,916  Broadcom Corp., Class A                 792,435
    35,845  Intel Corp.                             812,965
    17,387  KLA-Tencor Corp.                        829,447
    25,273  Lam Research Corp. (a)                  803,302
    25,306  Linear Technology Corp.                 805,996
    83,978  Marvell Technology Group Ltd.           768,399
    30,655  Maxim Integrated Products, Inc.         816,036
    24,363  Microchip Technology, Inc.              797,645
   130,940  Micron Technology, Inc. (a)             783,676
    60,732  NVIDIA Corp. (a)                        810,165
    28,642  Texas Instruments, Inc.                 789,087
    23,755  Xilinx, Inc.                            793,654
                                               ------------
                                                 11,997,765
                                               ------------
            SOFTWARE -- 12.9%
    68,998  Activision Blizzard, Inc.               778,297
    24,555  Adobe Systems, Inc. (a)                 797,055
    24,627  Autodesk, Inc. (a)                      821,803


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            SOFTWARE (CONTINUED)
    19,475  BMC Software, Inc. (a)             $    808,018
    31,047  CA, Inc.                                799,926
    17,750  Check Point Software Technologies
               Ltd. (a)                             854,840
    10,205  Citrix Systems, Inc. (a)                781,397
    62,552  Electronic Arts, Inc. (a)               793,785
    14,198  Intuit, Inc.                            835,978
    26,643  Microsoft Corp.                         793,429
    33,131  Nuance Communications, Inc. (a)         824,631
    25,533  Oracle Corp.                            804,034
    44,737  Symantec Corp. (a)                      805,266
                                               ------------
                                                 10,498,459
                                               ------------
            SPECIALTY RETAIL -- 4.0%
    13,384  Bed Bath & Beyond, Inc. (a)             843,192
     9,823  O'Reilly Automotive, Inc. (a)           821,399
    12,557  Ross Stores, Inc.                       811,182
    67,598  Staples, Inc.                           778,729
                                               ------------
                                                  3,254,502
                                               ------------
            TEXTILES, APPAREL & LUXURY GOODS -- 1.0%
     9,278  Fossil, Inc. (a)                        785,847
                                               ------------

            TRADING COMPANIES & DISTRIBUTORS -- 1.0%
    19,023  Fastenal Co.                            817,799
                                               ------------

            WIRELESS TELECOMMUNICATION SERVICES --
               1.0%
    28,760  Vodafone Group PLC, ADR                 819,516
                                               ------------
              TOTAL COMMON STOCKS -- 100.0%      81,617,842
              (Cost $82,742,238)               ------------

            INVESTMENTS OF COLLATERAL FOR
             SECURITIES LOANED -- 4.7%
            MONEY MARKET FUND -- 1.0%
   776,805  Goldman Sachs Financial Square
             Treasury Instruments Fund, 0.001%
             (c)                                    776,805
             (Cost $776,805)                   ------------

PRINCIPAL
  VALUE
----------
            REPURCHASE AGREEMENT -- 3.7%
$3,028,910  JPMorgan Chase & Co., 0.10 % (c),
            dated 09/28/12, due 10/01/12, with
            a maturity value of $3,028,935.
            Collateralized by U.S. Treasury
            Note, interest rate of 3.625%, due
            12/31/12. The value of the
            collateral including accrued
            interest is $3,089,064.               3,028,910
            (Cost $3,028,910)                  ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

SEPTEMBER 30, 2012 (UNAUDITED)


            DESCRIPTION                            VALUE
-----------------------------------------------------------
            TOTAL INVESTMENTS OF COLLATERAL
              FOR SECURITIES LOANED - 4.7%     $  3,805,715
            (Cost $3,805,715)                  ------------

            TOTAL INVESTMENTS -- 104.7%          85,423,557
            (Cost $86,547,953) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- (4.7)%               (3,820,252)
                                               ------------
            NET ASSETS -- 100.0%               $ 81,603,305
                                               ============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $3,724,003 and the total value of the collateral held by the Fund is $3,805,715.

(c)   Interest rate shown reflects yield as of September 30, 2012.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,067,181 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,191,577.

ADR   - American Depositary Receipt


----------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $ 81,617,842   $       --      $    --
Money Market Fund          776,805           --           --
Repurchase Agreement            --    3,028,910           --
                      ---------------------------------------
Total Investments     $ 82,394,647   $3,028,910      $    --
                      =======================================

* See Portfolio of Investments for industry breakout.

There were no transfers between levels at September 30, 2012.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            COMMUNICATIONS EQUIPMENT -- 9.5%
   151,427  Cisco Systems, Inc.                $  2,890,741
    26,515  F5 Networks, Inc. (a)                 2,776,121
    44,701  QUALCOMM, Inc.                        2,793,365
   438,422  Research In Motion Ltd. (a)           3,288,165
                                               ------------
                                                 11,748,392
                                               ------------
            COMPUTERS & PERIPHERALS -- 11.1%
     4,098  Apple, Inc.                           2,734,432
   273,650  Dell, Inc.                            2,698,189
    79,920  NetApp, Inc. (a)                      2,627,770
    63,401  SanDisk Corp. (a)                     2,753,505
    93,195  Seagate Technology PLC                2,889,045
                                               ------------
                                                 13,702,941
                                               ------------
            HEALTH CARE TECHNOLOGY -- 2.4%
    38,564  Cerner Corp. (a)                      2,985,239
                                               ------------
            HOUSEHOLD DURABLES -- 2.3%
    68,109  Garmin Ltd.                           2,842,870
                                               ------------
            INTERNET SOFTWARE & SERVICES --
               11.8%
    73,880  Akamai Technologies, Inc. (a)         2,826,649
    25,763  Baidu, Inc., ADR (a)                  3,009,634
     3,935  Google, Inc., Class A (a)             2,968,957
    60,039  VeriSign, Inc. (a)                    2,923,299
   182,169  Yahoo!, Inc. (a)                      2,910,150
                                               ------------
                                                 14,638,689
                                               ------------
            IT SERVICES -- 4.6%
    41,606  Cognizant Technology Solutions
               Corp., Class A (a)                 2,909,091
    58,911  Infosys Ltd., ADR                     2,859,540
                                               ------------
                                                  5,768,631
                                               ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 33.4%
    77,837  Altera Corp.                          2,645,290
   250,858  Applied Materials, Inc.               2,800,830
    80,793  Avago Technologies Ltd.               2,816,848
    79,059  Broadcom Corp., Class A               2,733,860
   123,695  Intel Corp.                           2,805,403
    60,015  KLA-Tencor Corp.                      2,863,016
    87,265  Lam Research Corp. (a)                2,773,718
    87,357  Linear Technology Corp.               2,782,320
   289,933  Marvell Technology Group Ltd.         2,652,887
   105,807  Maxim Integrated Products, Inc.       2,816,582
    84,051  Microchip Technology, Inc.            2,751,830
   451,869  Micron Technology, Inc. (a)           2,704,436
   209,589  NVIDIA Corp. (a)                      2,795,917
    98,839  Texas Instruments, Inc.               2,723,014
    81,977  Xilinx, Inc.                          2,738,852
                                               ------------
                                                 41,404,803
                                               ------------


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            SOFTWARE -- 24.9%
    84,763  Adobe Systems, Inc. (a)            $  2,751,407
    84,986  Autodesk, Inc. (a)                    2,835,983
    67,207  BMC Software, Inc. (a)                2,788,418
   107,142  CA, Inc.                              2,760,514
    61,241  Check Point Software Technologies
               Ltd. (a)                           2,949,367
    35,221  Citrix Systems, Inc. (a)              2,696,872
    49,005  Intuit, Inc.                          2,885,414
    91,942  Microsoft Corp.                       2,738,033
   114,382  Nuance Communications, Inc. (a)       2,846,968
    88,102  Oracle Corp.                          2,774,332
   154,474  Symantec Corp. (a)                    2,780,532
                                               ------------
                                                 30,807,840
                                               ------------

            TOTAL INVESTMENTS -- 100.0%         123,899,405
            (Cost $139,509,108) (b)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                    (10,631)
                                               ------------
            NET ASSETS -- 100.0%               $123,888,774
                                               ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,468,836 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $24,078,539.

ADR   - American Depositary Receipt

---------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $123,899,405     $    --       $    --
                      =======================================

* See Portfolio of Investments for industry breakout.

There were no transfers between levels at September 30, 2012.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 98.5%
            BIOTECHNOLOGY -- 67.8%
   125,350  Alexion Pharmaceuticals, Inc. (a)  $ 14,340,040
   149,956  Amgen, Inc.                          12,644,290
    84,578  Biogen Idec, Inc. (a)                12,621,575
   313,798  BioMarin Pharmaceutical, Inc. (a)    12,636,645
   187,560  Celgene Corp. (a)                    14,329,584
 1,912,381  Dendreon Corp. (a)                    9,236,800
   234,508  Gilead Sciences, Inc. (a)            15,554,916
   772,446  ImmunoGen, Inc. (a)                  11,277,712
   507,178  Incyte Corp. (a)                      9,154,563
 1,063,154  InterMune, Inc. (a)                   9,536,491
   468,082  Myriad Genetics, Inc. (a)            12,633,533
   102,453  Regeneron Pharmaceuticals, Inc. (a)  15,640,475
   225,001  United Therapeutics Corp. (a)        12,573,056
   225,724  Vertex Pharmaceuticals, Inc. (a)     12,629,258
                                               ------------
                                                174,808,938
                                               ------------
            LIFE SCIENCES TOOLS & SERVICES --
               25.1%
 2,835,849  Affymetrix, Inc. (a)                 12,279,226
   291,403  Illumina, Inc. (a)                   14,045,624
   287,469  Life Technologies Corp. (a)          14,051,485
   737,062  QIAGEN N.V. (a)                      13,643,018
 3,058,792  Sequenom, Inc. (a)                   10,797,536
                                               ------------
                                                 64,816,889
                                               ------------
            PHARMACEUTICALS -- 5.6%
 1,342,992  Nektar Therapeutics (a)              14,343,154
                                               ------------

            TOTAL INVESTMENTS -- 98.5%          253,968,981
            (Cost $264,380,802) (b)
            NET OTHER ASSETS AND
             LIABILITIES -- 1.5%                  3,768,795
                                               ------------
            NET ASSETS -- 100.0%               $257,737,776
                                               ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $35,573,875 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $45,985,696.

---------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $253,968,981     $    --       $    --
                      =======================================

* See Portfolio of Investments for industry breakout.

There were no transfers between levels at September 30, 2012.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            CAPITAL MARKETS -- 3.6%
   908,205  E*TRADE Financial Corp. (a)        $  8,001,286
   605,822  TD Ameritrade Holding Corp.           9,311,484
                                               ------------
                                                 17,312,770
                                               ------------
            COMMUNICATIONS EQUIPMENT -- 5.2%
   820,740  Juniper Networks, Inc. (a)           14,042,862
   177,638  NETGEAR, Inc. (a)                     6,775,113
 2,274,301  Sonus Networks, Inc. (a)              4,275,686
                                               ------------
                                                 25,093,661
                                               ------------
            HEALTH CARE TECHNOLOGY -- 1.8%
   687,977  Allscripts Healthcare
               Solutions, Inc. (a)                8,551,554
                                               ------------
            INTERNET & CATALOG RETAIL --
               19.2%
   145,040  Amazon.com, Inc. (a)                 36,886,573
   215,046  Expedia, Inc.                        12,438,261
   167,375  Netflix, Inc. (a)                     9,111,895
    39,610  priceline.com, Inc. (a)              24,507,895
   292,666  TripAdvisor, Inc. (a)                 9,637,491
                                               ------------
                                                 92,582,115
                                               ------------
            INTERNET SOFTWARE & SERVICES --
               53.3%
   349,111  Akamai Technologies, Inc. (a)        13,356,987
   227,679  DealerTrack Holdings, Inc. (a)        6,340,860
   281,464  Digital River, Inc. (a)               4,689,190
   732,966  EarthLink, Inc.                       5,218,718
   634,901  eBay, Inc. (a)                       30,735,557
    77,510  Equinix, Inc. (a)                    15,970,935
   768,467  Facebook, Inc., Class A (a)          16,637,311
    68,710  Google, Inc., Class A (a)            51,841,695
   208,863  IAC/InterActiveCorp                  10,873,408
   218,678  j2 Global, Inc.                       7,177,012
   119,831  LinkedIn Corp., Class A (a)          14,427,652
   696,745  Monster Worldwide, Inc. (a)           5,107,141
   172,495  OpenTable, Inc. (a)                   7,175,792
   208,478  Rackspace Hosting, Inc. (a)          13,778,311
   789,338  United Online, Inc.                   4,357,146
   374,917  ValueClick, Inc. (a)                  6,444,823
   290,533  VeriSign, Inc. (a)                   14,146,052
   201,227  Vocus, Inc. (a)                       4,036,614
   351,998  WebMD Health Corp. (a)                4,938,532
 1,224,220  Yahoo!, Inc. (a)                     19,556,915
                                               ------------
                                                256,810,651
                                               ------------
            IT SERVICES -- 1.3%
   599,511  Sapient Corp. (a)                     6,390,787
                                               ------------
            SOFTWARE -- 15.6%
   248,349  Ariba, Inc. (a)                      11,126,035
   132,011  Concur Technologies, Inc. (a)         9,733,171
   218,527  Ebix, Inc.                            5,159,423


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            SOFTWARE (CONTINUED)
   119,913  NetSuite, Inc. (a)                 $  7,650,449
   132,922  Salesforce.com, Inc. (a)             20,295,860
   371,357  TIBCO Software, Inc. (a)             11,226,122
   222,463  Virnetx Holding Corp. (a)             5,657,234
   287,238  Websense, Inc. (a)                    4,495,275
                                               ------------
                                                 75,343,569
                                               ------------
            TOTAL COMMON STOCKS -- 100.0%       482,085,107
            (Cost $465,592,969)

            MONEY MARKET FUND -- 1.5%
 7,201,859  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.03% (b)                            7,201,859
            (Cost $7,201,859)                  ------------

            TOTAL INVESTMENTS -- 101.5%          489,286,966
            (Cost $472,794,828) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- (1.5)%               (7,237,215)
                                               ------------
            NET ASSETS -- 100.0%               $482,049,751
                                               ============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of September 30, 2012.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $73,346,091 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $56,853,953.

---------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $482,085,107     $    --       $    --
Money Market Fund        7,201,859          --            --
                      ---------------------------------------
Total Investments     $489,286,966     $    --       $    --
                      =======================================

* See Portfolio of Investments for industry breakout.

There were no transfers between levels at September 30, 2012.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC VALUE INDEX FUND

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 4.0%
     9,751  General Dynamics Corp.             $    644,736
    11,099  Raytheon Co.                            634,419
                                               ------------
                                                  1,279,155
                                               ------------
            BIOTECHNOLOGY -- 2.0%
     8,641  Celgene Corp. (a)                       660,173
                                               ------------
            CAPITAL MARKETS -- 8.3%
     3,552  BlackRock, Inc.                         633,322
     6,019  Goldman Sachs Group (The), Inc.         684,240
    43,430  Morgan Stanley                          727,018
    15,167  State Street Corp.                      636,407
                                               ------------
                                                  2,680,987
                                               ------------
            CHEMICALS -- 2.1%
     3,018  CF Industries Holdings, Inc.            670,720
                                               ------------
            COMMERCIAL BANKS -- 2.1%
    43,927  Fifth Third Bancorp                     681,308
                                               ------------
            COMMUNICATIONS EQUIPMENT -- 4.2%
    36,794  Cisco Systems, Inc.                     702,398
    10,213  QUALCOMM, Inc.                          638,210
                                               ------------
                                                  1,340,608
                                               ------------
            COMPUTERS & PERIPHERALS -- 3.3%
    52,042  Dell, Inc.                              513,134
    32,857  Hewlett-Packard Co.                     560,541
                                               ------------
                                                  1,073,675
                                               ------------
            DIVERSIFIED FINANCIAL SERVICES -- 4.3%
    21,502  Citigroup, Inc.                         703,546
    16,917  JPMorgan Chase & Co.                    684,800
                                               ------------
                                                  1,388,346
                                               ------------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 1.8%
    14,705  CenturyLink, Inc.                       594,082
                                               ------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS &
               COMPONENTS -- 1.9%
    18,217  TE Connectivity Ltd.                    619,560
                                               ------------
            ENERGY EQUIPMENT & SERVICES -- 3.9%
    18,158  Halliburton Co.                         611,743
     8,129  National Oilwell Varco, Inc.            651,214
                                               ------------
                                                  1,262,957
                                               ------------
            HEALTH CARE EQUIPMENT & SUPPLIES --
               2.1%
    16,182  St. Jude Medical, Inc.                  681,748
                                               ------------
            HEALTH CARE PROVIDERS & SERVICES --
               8.3%
    16,788  Aetna, Inc.                             664,805
     9,709  Humana, Inc.                            681,086


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            HEALTH CARE PROVIDERS & SERVICES
               (CONTINUED)
    12,041  UnitedHealth Group, Inc.           $    667,192
    11,239  WellPoint, Inc.                         651,974
                                               ------------
                                                  2,665,057
                                               ------------
            INSURANCE -- 14.0%
     8,333  ACE Ltd.                                629,975
    13,665  Aflac, Inc.                             654,280
    16,579  Allstate (The) Corp.                    656,694
    19,137  American International Group, Inc.
               (a)                                  627,502
    18,359  MetLife, Inc.                           632,651
    11,780  Prudential Financial, Inc.              642,128
     9,668  Travelers (The) Cos., Inc.              659,938
                                               ------------
                                                  4,503,168
                                               ------------
            MACHINERY -- 9.7%
     7,112  Caterpillar, Inc.                       611,916
     6,248  Cummins, Inc.                           576,128
     7,830  Deere & Co.                             645,897
    13,856  Eaton Corp.                             654,835
     7,623  Parker Hannifin Corp.                   637,130
                                               ------------
                                                  3,125,906
                                               ------------
            METALS & MINING -- 4.5%
    17,883  Freeport-McMoRan Copper & Gold, Inc.    707,809
    13,315  Newmont Mining Corp.                    745,773
                                               ------------
                                                  1,453,582
                                               ------------
            MULTILINE RETAIL -- 1.9%
    11,805  Kohl's Corp.                            604,652
                                               ------------
            OIL, GAS & CONSUMABLE FUELS -- 10.1%
     7,139  Apache Corp.                            617,309
    22,991  Marathon Oil Corp.                      679,844
    12,444  Marathon Petroleum Corp.                679,318
    11,241  Murphy Oil Corp.                        603,529
    21,823  Valero Energy Corp.                     691,353
                                               ------------
                                                  3,271,353
                                               ------------
            PHARMACEUTICALS -- 2.1%
    14,049  Eli Lilly & Co.                         666,063
                                               ------------
            REAL ESTATE INVESTMENT TRUSTS -- 3.8%
    18,025  American Capital Agency Corp.           623,485
    36,553  Annaly Capital Management, Inc.         615,552
                                               ------------
                                                  1,239,037
                                               ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 3.6%
    18,115  Broadcom Corp., Class A                 626,417

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC VALUE INDEX FUND

SEPTEMBER 30, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT (CONTINUED)
    23,341  Intel Corp.                        $    529,374
                                               ------------
                                                  1,155,791
                                               ------------
            SOFTWARE -- 1.9%
    20,504  Microsoft Corp.                         610,609
                                               ------------

            TOTAL INVESTMENTS -- 99.9%           32,228,537
            (Cost $30,684,192) (b)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.1%                     38,017
                                               ------------
            NET ASSETS -- 100.0%               $ 32,266,554
                                               ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,549,653 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,005,308.

---------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $ 32,228,537     $    --       $    --
                      =======================================

* See Portfolio of Investments for industry breakout.

There were no transfers between levels at September 30, 2012.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.8%
            AEROSPACE & DEFENSE -- 1.5%
       248  Cubic Corp.                        $     12,415
       666  Northrop Grumman Corp.                   44,242
                                               ------------
                                                     56,657
                                               ------------
            AIRLINES -- 0.3%
     2,432  JetBlue Airways Corp. (a)                11,649
                                               ------------
            AUTO COMPONENTS -- 0.6%
       630  Cooper Tire & Rubber Co.                 12,084
       420  Dorman Products, Inc. (a)                13,234
                                               ------------
                                                     25,318
                                               ------------
            AUTOMOBILES -- 1.8%
     2,168  Tata Motors Ltd., ADR                    55,674
       372  Thor Industries, Inc.                    13,511
                                               ------------
                                                     69,185
                                               ------------
            BEVERAGES -- 1.0%
       297  Brown-Forman Corp., Class B              19,379
       413  Molson Coors Brewing Co., Class B        18,606
                                               ------------
                                                     37,985
                                               ------------
            BIOTECHNOLOGY -- 0.5%
       330  United Therapeutics Corp. (a)            18,440
                                               ------------
            CAPITAL MARKETS -- 1.0%
     1,671  American Capital Ltd. (a)                18,949
       852  SEI Investments Co.                      18,276
                                               ------------
                                                     37,225
                                               ------------
            CHEMICALS -- 6.2%
       469  Agrium, Inc.                             48,523
       219  CF Industries Holdings, Inc.             48,671
       836  Eastman Chemical Co.                     47,660
       332  Georgia Gulf Corp.                       12,025
        75  NewMarket Corp.                          18,486
     1,050  Potash Corp. of Saskatchewan, Inc.       45,591
       273  Westlake Chemical Corp.                  19,945
                                               ------------
                                                    240,901
                                               ------------
            COMMERCIAL BANKS -- 3.6%
     1,706  CapitalSource, Inc.                      12,931
       972  Old National Bancorp                     13,229
       781  Popular, Inc. (a)                        13,613
     6,515  Regions Financial Corp.                  46,973
     1,837  SunTrust Banks, Inc.                     51,932
                                               ------------
                                                    138,678
                                               ------------
            COMMERCIAL SERVICES & SUPPLIES -- 1.5%
       431  Deluxe Corp.                             13,171
       503  Geo Group (The), Inc.                    13,918
     1,835  R.R. Donnelley & Sons Co.                19,451
     1,336  Steelcase, Inc., Class A                 13,160
                                               ------------
                                                     59,700
                                               ------------


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMUNICATIONS EQUIPMENT -- 1.4%
       368  InterDigital, Inc.                 $     13,719
     4,668  Telefonaktiebolaget LM Ericsson ADR      42,619
                                               ------------
                                                     56,338
                                               ------------
            COMPUTERS & PERIPHERALS -- 2.3%
        73  Apple, Inc.                              48,710
     1,335  Seagate Technology PLC                   41,385
                                               ------------
                                                     90,095
                                               ------------
            CONSTRUCTION & ENGINEERING -- 0.5%
       736  Quanta Services, Inc. (a)                18,179
                                               ------------
            CONSUMER FINANCE -- 1.6%
     1,238  Discover Financial Services              49,186
       300  First Cash Financial Services, Inc.
               (a)                                   13,803
                                               ------------
                                                     62,989
                                               ------------
            DISTRIBUTORS -- 0.3%
       257  Core-Mark Holding Co., Inc.              12,364
                                               ------------
            DIVERSIFIED CONSUMER SERVICES -- 0.3%
       238  Coinstar, Inc. (a)                       10,705
                                               ------------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 2.8%
     1,003  BCE, Inc.                                44,072
     3,841  Frontier Communications Corp.            18,821
       711  TELUS Corp.                              44,459
                                               ------------
                                                    107,352
                                               ------------
            ELECTRIC UTILITIES -- 1.0%
       375  El Paso Electric Co.                     12,844
       513  Otter Tail Corp.                         12,240
       590  PNM Resources, Inc.                      12,408
                                               ------------
                                                     37,492
                                               ------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS &
               COMPONENTS -- 1.0%
     1,555  Celestica, Inc. (a)                      11,103
       805  Jabil Circuit, Inc.                      15,069
       242  MTS Systems Corp.                        12,959
                                               ------------
                                                     39,131
                                               ------------
            ENERGY EQUIPMENT & SERVICES -- 4.8%
       937  Baker Hughes, Inc.                       42,380
       838  Ensco PLC, Class A                       45,721
       365  Helmerich & Payne, Inc.                  17,378
     1,198  Nabors Industries Ltd. (a)               16,808
       590  National Oilwell Varco, Inc.             47,265
     1,427  RPC, Inc.                                16,967
                                               ------------
                                                    186,519
                                               ------------
            FOOD & STAPLES RETAILING -- 2.4%
     2,027  Kroger (The) Co.                         47,716

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

SEPTEMBER 30, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            FOOD & STAPLES RETAILING (CONTINUED)
       619  Wal-Mart Stores, Inc.              $     45,682
                                               ------------
                                                     93,398
                                               ------------
            FOOD PRODUCTS -- 0.3%
       489  Fresh Del Monte Produce, Inc.            12,518
                                               ------------
            GAS UTILITIES -- 0.3%
       285  Laclede Group (The), Inc.                12,255
                                               ------------
            HEALTH CARE EQUIPMENT & SUPPLIES --
               2.0%
       666  Alere, Inc. (a)                          12,980
       775  Baxter International, Inc.               46,702
       537  STERIS Corp.                             19,047
                                               ------------
                                                     78,729
                                               ------------
            HEALTH CARE PROVIDERS & SERVICES --
               3.5%
       195  Chemed Corp.                             13,512
       743  Community Health Systems, Inc. (a)       21,651
       737  Express Scripts Holding Co. (a)          46,188
       472  LifePoint Hospitals, Inc. (a)            20,192
       594  Omnicare, Inc.                           20,178
     1,201  Select Medical Holdings Corp. (a)        13,487
                                               ------------
                                                    135,208
                                               ------------
            HEALTH CARE TECHNOLOGY -- 0.3%
       755  MedAssets, Inc. (a)                      13,439
                                               ------------
            HOTELS, RESTAURANTS & LEISURE -- 1.2%
       545  Brinker International, Inc.              19,238
       237  Papa John's International, Inc. (a)      12,658
     1,321  Sonic Corp. (a)                          13,567
                                               ------------
                                                     45,463
                                               ------------
            INDEPENDENT POWER PRODUCERS & ENERGY
               TRADERS -- 0.5%
       875  NRG Energy, Inc.                         18,716
                                               ------------
            INDUSTRIAL CONGLOMERATES -- 1.2%
       494  3M Co.                                   45,656
                                               ------------
            INSURANCE -- 5.2%
        53  Alleghany Corp. (a)                      18,282
     1,201  Allstate (The) Corp.                     47,572
       509  Assurant, Inc.                           18,986
       176  Everest Re Group, Ltd.                   18,825
     1,304  MetLife, Inc.                            44,936
       245  PartnerRe Ltd.                           18,198
       322  Reinsurance Group of America, Inc.       18,634
       374  Torchmark Corp.                          19,205
                                               ------------
                                                    204,638
                                               ------------
            INTERNET SOFTWARE & SERVICES -- 0.4%
       433  j2 Global, Inc.                          14,211
                                               ------------
            IT SERVICES -- 2.2%
       215  CACI International, Inc., Class A
               (a)                                   11,135


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            IT SERVICES (CONTINUED)
       621  CSG Systems International, Inc.
               (a)                             $     13,966
       228  MAXIMUS, Inc.                            13,616
     2,584  Western Union Co.                        47,081
                                               ------------
                                                     85,798
                                               ------------
            LEISURE EQUIPMENT & PRODUCTS -- 1.9%
       486  Hasbro, Inc.                             18,550
     1,081  LeapFrog Enterprises, Inc. (a)            9,751
     1,279  Mattel, Inc.                             45,379
                                               ------------
                                                     73,680
                                               ------------
            LIFE SCIENCES TOOLS & SERVICES -- 1.2%
       799  Thermo Fisher Scientific, Inc.           47,005
                                               ------------
            MACHINERY -- 2.9%
       403  AGCO Corp. (a)                           19,134
       266  Snap-on, Inc.                            19,117
       831  Terex Corp. (a)                          18,764
       488  Toro (The) Co.                           19,413
       641  Trinity Industries, Inc.                 19,211
       144  Valmont Industries, Inc.                 18,936
                                               ------------
                                                    114,575
                                               ------------
            MEDIA -- 2.9%
       572  Lamar Advertising Co., Class A (a)       21,198
       389  Scholastic Corp.                         12,362
       304  Scripps Networks Interactive, Class
               A                                     18,614
       510  Time Warner Cable, Inc.                  48,481
       507  Valassis Communications, Inc. (a)        12,518
                                               ------------
                                                    113,173
                                               ------------
            METALS & MINING -- 3.2%
       890  Commercial Metals Co.                    11,748
     1,155  Pan American Silver Corp.                24,775
       341  Reliance Steel & Aluminum Co.            17,851
     1,489  Silver Wheaton Corp.                     59,128
       540  Worthington Industries, Inc.             11,697
                                               ------------
                                                    125,199
                                               ------------
            MULTILINE RETAIL -- 0.7%
       246  Dillard's, Inc., Class A                 17,791
       788  Fred's, Inc., Class A                    11,213
                                               ------------
                                                     29,004
                                               ------------
            MULTI-UTILITIES -- 1.2%
       754  DTE Energy Co.                           45,195
                                               ------------
            OIL, GAS & CONSUMABLE FUELS -- 10.4%
     2,317  Chesapeake Energy Corp.                  43,722
       402  Chevron Corp.                            46,857
       895  Murphy Oil Corp.                         48,052
       499  Occidental Petroleum Corp.               42,944
       643  Royal Dutch Shell PLC, ADR               44,631

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

SEPTEMBER 30, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            OIL, GAS & CONSUMABLE FUELS
               (CONTINUED)
     3,406  Talisman Energy, Inc.              $     45,368
       514  Tesoro Corp.                             21,537
       925  Total S.A., ADR                          46,342
       807  Ultra Petroleum Corp. (a)                17,738
     1,567  Valero Energy Corp.                      49,643
                                               ------------
                                                    406,834
                                               ------------
            PERSONAL PRODUCTS -- 0.8%
       361  Herbalife Ltd.                           17,112
       411  Nu Skin Enterprises, Inc., Class A       15,959
                                               ------------
                                                     33,071
                                               ------------
            PHARMACEUTICALS -- 3.6%
       967  AstraZeneca PLC, ADR                     46,281
     1,046  Eli Lilly & Co.                          49,591
     1,023  Merck & Co., Inc.                        46,137
                                               ------------
                                                    142,009
                                               ------------
            REAL ESTATE MANAGEMENT & DEVELOPMENT
               -- 1.2%
     1,311  Brookfield Asset Management, Inc.,
               Class A                               45,243
                                               ------------
            ROAD & RAIL -- 1.7%
       504  Canadian National Railway Co.            44,468
       903  Heartland Express, Inc.                  12,064
       525  Werner Enterprises, Inc.                 11,219
                                               ------------
                                                     67,751
                                               ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 3.1%
     1,128  Analog Devices, Inc.                     44,206
       475  Cirrus Logic, Inc. (a)                   18,235
       851  First Solar, Inc. (a)                    18,846
     1,697  Intel Corp.                              38,488
                                               ------------
                                                    119,775
                                               ------------
            SOFTWARE -- 2.3%
     1,499  Microsoft Corp.                          44,640
     1,443  Oracle Corp.                             45,440
                                               ------------
                                                     90,080
                                               ------------
            SPECIALTY RETAIL -- 4.2%
       436  ANN, Inc. (a)                            16,450
     1,158  Chico's FAS, Inc.                        20,971
       490  Foot Locker, Inc.                        17,395
     1,333  Gap (The), Inc.                          47,695
       587  Guess?, Inc.                             14,921
       257  Lumber Liquidators Holdings, Inc.
               (a)                                   13,025
       268  PetSmart, Inc.                           18,487
       633  Stage Stores, Inc.                       13,331
                                               ------------
                                                    162,275
                                               ------------


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            TEXTILES, APPAREL & LUXURY GOODS -- 1.3%
       230  Columbia Sportswear Co.            $     12,420
       738  Crocs, Inc. (a)                          11,963
       270  Deckers Outdoor Corp. (a)                 9,893
       530  Hanesbrands, Inc. (a)                    16,896
                                               ------------
                                                     51,172
                                               ------------
            THRIFTS & MORTGAGE FINANCE -- 0.3%
       781  Provident Financial Services, Inc.       12,332
                                               ------------
            TOBACCO -- 1.1%
       495  Philip Morris International, Inc.        44,520
                                               ------------
            TRADING COMPANIES & DISTRIBUTORS --
               0.3%
     1,023  Aircastle Ltd.                           11,591
                                               ------------
            WATER UTILITIES -- 0.3%
       288  American States Water Co.                12,796
                                               ------------
            WIRELESS TELECOMMUNICATION SERVICES --
               1.7%
     1,743  America Movil SAB de C.V., Series L,
               ADR                                   44,342
     2,020  MetroPCS Communications, Inc. (a)        23,654
                                               ------------
                                                     67,996
                                               ------------
            TOTAL COMMON STOCKS -- 99.8%          3,892,207
            (Cost $3,691,854)

            MONEY MARKET FUND -- 0.5%
   20,828   Morgan Stanley Institutional
              Treasury  Money Market Fund -
              0.03% (b)                              20,828
            (Cost $20,828)                     ------------

            TOTAL INVESTMENTS -- 100.3%           3,913,035
            (Cost $3,712,682) (c)
            NET OTHER ASSETS AND
              LIABILITIES -- (0.3)%                 (10,726)
                                               ------------
            NET ASSETS -- 100.0%               $  3,902,309
                                               ============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of September 30, 2012.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $266,026 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $65,673.

ADR   - American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

SEPTEMBER 30, 2012 (UNAUDITED)


---------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $ 3,892,207      $    --       $    --
Money Market Fund          20,828           --            --
                      ---------------------------------------
Total Investments     $ 3,913,035      $    --       $    --
                      =======================================

* See Portfolio of Investments for industry breakout.

There were no transfers between levels at September 30, 2012.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 5.4%
    43,034  Boeing (The) Co.                   $  2,996,027
    45,407  General Dynamics Corp.                3,002,311
    50,122  Honeywell International, Inc.         2,994,789
    41,736  L-3 Communications Holdings, Inc.     2,992,889
    33,103  Lockheed Martin Corp.                 3,091,158
    45,278  Northrop Grumman Corp.                3,007,818
    52,087  Raytheon Co.                          2,977,293
    57,231  Rockwell Collins, Inc.                3,069,871
    37,657  United Technologies Corp.             2,948,166
                                               ------------
                                                 27,080,322
                                               ------------
            AIR FREIGHT & LOGISTICS -- 1.2%
    51,473  C.H. Robinson Worldwide, Inc.         3,013,744
    41,839  United Parcel Service, Inc.,
               Class B                            2,994,417
                                               ------------
                                                  6,008,161
                                               ------------
            AUTOMOBILES -- 0.6%
    92,079  Honda Motor Co., Ltd., ADR            2,845,241
                                               ------------
            BEVERAGES -- 2.4%
    79,061  Coca-Cola (The) Co.                   2,998,784
    26,941  Diageo PLC, ADR                       3,037,059
    66,543  Molson Coors Brewing Co., Class B     2,997,762
    42,658  PepsiCo, Inc.                         3,018,907
                                               ------------
                                                 12,052,512
                                               ------------
            CAPITAL MARKETS -- 0.6%
   201,186  KKR & Co. L.P. (a)                    3,039,920
                                               ------------
            CHEMICALS -- 1.8%
    35,903  Air Products and Chemicals, Inc.      2,969,178
    58,875  E.I. du Pont de Nemours & Co.         2,959,646
    50,113  International Flavors &
               Fragrances, Inc.                   2,985,733
                                               ------------
                                                  8,914,557
                                               ------------
            COMMERCIAL BANKS -- 4.8%
    50,933  Bank of Montreal                      3,007,084
    54,468  Bank of Nova Scotia                   2,985,936
    51,640  BOK Financial Corp.                   3,051,924
    37,855  Canadian Imperial Bank of
               Commerce                           2,959,883
    73,739  Commerce Bancshares, Inc.             2,973,894
    51,882  Cullen/Frost Bankers, Inc.            2,979,583
    52,542  Royal Bank of Canada                  3,016,436
    35,929  Toronto-Dominion (The) Bank           2,994,323
                                               ------------
                                                 23,969,063
                                               ------------
            COMMERCIAL SERVICES & SUPPLIES --
               1.2%
    96,346  Avery Dennison Corp.                  3,065,730


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMERCIAL SERVICES & SUPPLIES
               (CONTINUED)
    93,161  Waste Management, Inc.             $  2,988,605
                                               ------------
                                                  6,054,335
                                               ------------
            COMMUNICATIONS EQUIPMENT -- 1.2%
   160,475  Cisco Systems, Inc.                   3,063,468
    58,840  Harris Corp.                          3,013,785
                                               ------------
                                                  6,077,253
                                               ------------
            COMPUTERS & PERIPHERALS -- 0.6%
    90,205  Diebold, Inc.                         3,040,811
                                               ------------
            CONTAINERS & PACKAGING -- 1.2%
    94,592  Bemis Co., Inc.                       2,976,810
    95,764  Sonoco Products Co.                   2,967,727
                                               ------------
                                                  5,944,537
                                               ------------
            DISTRIBUTORS -- 0.6%
    48,345  Genuine Parts Co.                     2,950,495
                                               ------------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 1.8%
    78,790  AT&T, Inc.                            2,970,383
    71,587  CenturyLink, Inc.                     2,892,115
    65,975  Verizon Communications, Inc.          3,006,481
                                               ------------
                                                  8,868,979
                                               ------------
            ELECTRIC UTILITIES -- 10.2%
    71,063  ALLETE, Inc.                          2,966,170
    71,213  Cleco Corp.                           2,989,522
    46,618  Duke Energy Corp.                     3,020,846
    86,951  El Paso Electric Co.                  2,978,072
    43,500  Entergy Corp.                         3,014,550
    84,018  Exelon Corp.                          2,989,360
    67,876  FirstEnergy Corp.                     2,993,332
    55,584  MGE Energy, Inc.                      2,945,396
    43,370  NextEra Energy, Inc.                  3,050,212
    79,143  Northeast Utilities                   3,025,637
    53,903  OGE Energy Corp.                      2,989,460
    56,439  Pinnacle West Capital Corp.           2,979,979
   110,435  Portland General Electric Co.         2,986,162
    65,774  Southern (The) Co.                    3,031,524
    84,396  UIL Holdings Corp.                    3,026,441
   101,370  Westar Energy, Inc.                   3,006,634
   109,234  Xcel Energy, Inc.                     3,026,874
                                               ------------
                                                 51,020,171
                                               ------------
            ELECTRICAL EQUIPMENT -- 0.6%
    60,239  Emerson Electric Co.                  2,907,737
                                               ------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 0.6%
   110,798  Molex, Inc.                           2,911,771
                                               ------------
            FOOD & STAPLES RETAILING -- 2.4%
   127,270  Kroger (The) Co.                      2,995,936

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

SEPTEMBER 30, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            FOOD & STAPLES RETAILING (CONTINUED)
    97,374  Sysco Corp.                        $  3,044,885
    84,489  Walgreen Co.                          3,078,779
    70,498  Weis Markets, Inc.                    2,984,180
                                               ------------
                                                 12,103,780
                                               ------------
            FOOD PRODUCTS -- 5.4%
   109,550  Archer-Daniels-Midland Co.            2,977,569
    85,642  Campbell Soup Co.                     2,982,054
   109,471  ConAgra Foods, Inc.                   3,020,305
    74,912  General Mills, Inc.                   2,985,243
    53,491  H. J. Heinz Co.                       2,992,822
    34,527  J.M. Smucker (The) Co.                2,980,716
    58,260  Kellogg Co.                           3,009,712
    72,394  Kraft Foods, Inc., Class A            2,993,492
    81,322  Unilever PLC, ADR                     2,969,879
                                               ------------
                                                 26,911,792
                                               ------------
            GAS UTILITIES -- 5.9%
    72,657  AGL Resources, Inc.                   2,972,398
    83,022  Atmos Energy Corp.                    2,971,357
    55,624  National Fuel Gas Co.                 3,005,921
    64,205  New Jersey Resources Corp.            2,935,453
    61,367  Northwest Natural Gas Co.             3,021,711
    90,259  Piedmont Natural Gas Co., Inc.        2,931,612
   149,937  Questar Corp.                         3,048,219
    56,502  South Jersey Industries, Inc.         2,990,651
    95,949  UGI Corp.                             3,046,381
    74,211  WGL Holdings, Inc.                    2,986,993
                                               ------------
                                                 29,910,696
                                               ------------
            HEALTH CARE EQUIPMENT & SUPPLIES --
               1.8%
    49,284  Baxter International, Inc.            2,969,854
    38,096  Becton, Dickinson & Co.               2,992,821
    68,948  Medtronic, Inc.                       2,973,038
                                               ------------
                                                  8,935,713
                                               ------------
            HEALTH CARE PROVIDERS & SERVICES --
               1.2%
    77,475  Cardinal Health, Inc.                 3,019,201
    98,909  Owens & Minor, Inc.                   2,955,401
                                               ------------
                                                  5,974,602
                                               ------------
            HOTELS, RESTAURANTS & LEISURE -- 0.6%
    32,161  McDonald's Corp.                      2,950,772
                                               ------------
            HOUSEHOLD DURABLES -- 0.6%
   121,279  Leggett & Platt, Inc.                 3,038,039
                                               ------------
            HOUSEHOLD PRODUCTS -- 2.4%
    41,880  Clorox (The) Co.                      3,017,454
    28,183  Colgate-Palmolive Co.                 3,021,781
    35,208  Kimberly-Clark Corp.                  3,020,142


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            HOUSEHOLD PRODUCTS (CONTINUED)
    43,202  Procter & Gamble (The) Co.         $  2,996,491
                                               ------------
                                                 12,055,868
                                               ------------
            INDUSTRIAL CONGLOMERATES -- 0.6%
    32,155  3M Co.                                2,971,765
                                               ------------
            INSURANCE -- 4.7%
    39,612  ACE Ltd.                              2,994,667
    81,410  Arthur J. Gallagher & Co.             2,916,106
    80,688  Assurant, Inc.                        3,009,662
    77,713  Cincinnati Financial Corp.            2,944,546
    46,458  Erie Indemnity Co., Class A           2,985,856
    81,015  Hanover Insurance Group (The),
               Inc.                               3,018,619
    76,882  Mercury General Corp.                 2,971,489
    44,047  Travelers (The) Cos., Inc.            3,006,648
                                               ------------
                                                 23,847,593
                                               ------------
            IT SERVICES -- 2.3%
    51,200  Automatic Data Processing, Inc.       3,003,392
    91,744  Computer Sciences Corp.               2,955,074
    87,659  Paychex, Inc.                         2,918,168
   241,293  SAIC, Inc.                            2,905,168
                                               ------------
                                                 11,781,802
                                               ------------
            LEISURE EQUIPMENT & PRODUCTS --
               1.2%
    79,102  Hasbro, Inc.                          3,019,323
    84,231  Mattel, Inc.                          2,988,516
                                               ------------
                                                  6,007,839
                                               ------------
            MACHINERY -- 3.0%
    36,333  Deere & Co.                           2,997,109
    50,130  Dover Corp.                           2,982,234
    63,181  Eaton Corp.                           2,985,934
    49,716  Illinois Tool Works, Inc.             2,956,610
    38,767  Stanley Black & Decker, Inc.          2,955,984
                                               ------------
                                                 14,877,871
                                               ------------
            MEDIA -- 1.7%
    56,184  Omnicom Group, Inc.                   2,896,847
   102,717  Thomson Reuters Corp.                 2,964,413
     8,151  Washington Post (The) Co., Class B    2,959,057
                                               ------------
                                                  8,820,317
                                               ------------
            MULTILINE RETAIL -- 1.2%
    57,637  Kohl's Corp.                          2,952,167
    46,259  Target Corp.                          2,936,059
                                               ------------
                                                  5,888,226
                                               ------------
            MULTI-UTILITIES -- 7.8%
    68,854  Alliant Energy Corp.                  2,987,575
   115,780  Avista Corp.                          2,980,177
   141,558  CenterPoint Energy, Inc.              3,015,185

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

SEPTEMBER 30, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            MULTI-UTILITIES (CONTINUED)
    50,669  Consolidated Edison, Inc.          $  3,034,567
    56,745  Dominion Resources, Inc.              3,004,080
    57,241  Integrys Energy Group, Inc.           2,987,980
   133,884  MDU Resources Group, Inc.             2,950,803
    94,356  Public Service Enterprise Group,
               Inc.                               3,036,376
    61,897  SCANA Corp.                           2,987,768
    46,358  Sempra Energy                         2,989,628
   170,363  TECO Energy, Inc.                     3,022,240
   104,102  Vectren Corp.                         2,977,317
    81,058  Wisconsin Energy Corp.                3,053,455
                                               ------------
                                                 39,027,151
                                               ------------
            OFFICE ELECTRONICS -- 0.5%
    87,608  CANON, Inc., ADR                      2,804,332
                                               ------------
            OIL, GAS & CONSUMABLE FUELS -- 5.9%
    25,594  Chevron Corp.                         2,983,236
    51,998  ConocoPhillips                        2,973,246
    77,356  Enbridge, Inc.                        3,019,205
    32,802  Exxon Mobil Corp.                     2,999,743
    99,333  Marathon Oil Corp.                    2,937,277
    54,674  Murphy Oil Corp.                      2,935,447
    34,717  Occidental Petroleum Corp.            2,987,745
    42,227  Royal Dutch Shell PLC, ADR            2,930,976
    57,568  Total S.A., ADR                       2,884,157
    65,629  TransCanada Corp.                     2,986,119
                                               ------------
                                                 29,637,151
                                               ------------
            PHARMACEUTICALS -- 6.0%
    43,295  Abbott Laboratories                   2,968,305
    62,538  AstraZeneca PLC, ADR                  2,993,069
    88,981  Bristol-Myers Squibb Co.              3,003,109
    63,582  Eli Lilly & Co.                       3,014,423
    64,245  GlaxoSmithKline PLC, ADR              2,970,689
    43,676  Johnson & Johnson                     3,009,713
    66,764  Merck & Co., Inc.                     3,011,056
    49,132  Novartis AG, ADR                      3,009,826
   121,816  Pfizer, Inc.                          3,027,128
    67,937  Sanofi, ADR                           2,925,367
                                               ------------
                                                 29,932,685
                                               ------------
            REAL ESTATE INVESTMENT TRUSTS --
               0.6%
    21,385  Public Storage                        2,976,150
                                               ------------
            ROAD & RAIL -- 0.6%
    45,471  Norfolk Southern Corp.                2,893,320
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 2.9%
    75,666  Analog Devices, Inc.                  2,965,351
   265,061  Applied Materials, Inc.               2,959,406
   132,239  Intel Corp.                           2,999,180
   105,120  Texas Instruments, Inc.               2,896,056


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT (CONTINUED)
    87,633  Xilinx, Inc.                       $  2,927,819
                                               ------------
                                                 14,747,812
                                               ------------
            SOFTWARE -- 1.2%
   113,728  CA, Inc.                              2,930,202
    97,944  Microsoft Corp.                       2,916,772
                                               ------------
                                                  5,846,974
                                               ------------
            SPECIALTY RETAIL -- 0.5%
   244,029  Staples, Inc.                         2,811,214
                                               ------------
            TOBACCO -- 2.9%
    88,095  Altria Group, Inc.                    2,941,492
    28,948  British American Tobacco PLC, ADR     2,971,223
    25,337  Lorillard, Inc.                       2,950,494
    32,713  Philip Morris International, Inc.     2,942,207
    68,698  Reynolds American, Inc.               2,977,371
                                               ------------
                                                 14,782,787
                                               ------------
            WATER UTILITIES -- 0.6%
   122,212  Aqua America, Inc.                    3,025,969
                                               ------------
            WIRELESS TELECOMMUNICATION
               SERVICES -- 0.6%
   104,245  Vodafone Group PLC, ADR               2,970,461
                                               ------------

            TOTAL INVESTMENTS -- 99.9%          501,218,546
            (Cost $450,711,668) (c)
            NET OTHER ASSETS AND
              LIABILITIES -- 0.1%                   456,484
                                               ------------
            NET ASSETS -- 100.0%               $501,675,030
                                               ============

(a)   Master Limited Partnership ("MLP").

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $53,820,802 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,313,924.

ADR   - American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

SEPTEMBER 30, 2012 (UNAUDITED)


---------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $501,218,546     $    --       $    --
                      =======================================

* See Portfolio of Investments for industry breakout.

There were no transfers between levels at September 30, 2012.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 100.0%
            AIR FREIGHT & LOGISTICS -- 3.7%
    12,347  C.H. Robinson Worldwide, Inc.      $    722,917
    19,244  Expeditors International of
               Washington, Inc.                     699,712
                                               ------------
                                                  1,422,629
                                               ------------
            BEVERAGES -- 1.8%
    12,939  Monster Beverage Corp. (b)              700,776
                                               ------------

            BIOTECHNOLOGY -- 10.8%
     6,243  Alexion Pharmaceuticals, Inc.
               (b)                                  714,199
     8,656  Amgen, Inc.                             729,874
     4,579  Biogen Idec, Inc. (b)                   683,324
     9,220  Celgene Corp. (b)                       704,408
    10,538  Gilead Sciences, Inc. (b)               698,986
    11,954  Vertex Pharmaceuticals, Inc. (b)        668,826
                                               ------------
                                                  4,199,617
                                               ------------
            CHEMICALS -- 1.8%
     9,666  Sigma-Aldrich Corp.                     695,662
                                               ------------
            COMMERCIAL SERVICES & SUPPLIES --
               1.8%
     7,766  Stericycle, Inc. (b)                    702,978
                                               ------------
            DIVERSIFIED CONSUMER SERVICES -- 1.8%
    24,198  Apollo Group, Inc., Class A (b)         702,952
                                               ------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS &
               COMPONENTS -- 1.7%
   113,226  Flextronics International Ltd. (b)      679,356
                                               ------------

            FOOD & STAPLES RETAILING -- 3.5%
     6,911  Costco Wholesale Corp.                  691,964
     7,094  Whole Foods Market, Inc.                690,956
                                               ------------
                                                  1,382,920
                                               ------------
            FOOD PRODUCTS -- 3.4%
    26,564  Green Mountain Coffee Roasters,
               Inc. (b) (c)                         630,895
    16,887  Kraft Foods, Inc., Class A              698,277
                                               ------------
                                                  1,329,172
                                               ------------
            HEALTH CARE EQUIPMENT & SUPPLIES --
               3.6%
    19,152  DENTSPLY International, Inc.            730,457
     1,371  Intuitive Surgical, Inc. (b)            679,509
                                               ------------
                                                  1,409,966
                                               ------------
            HEALTH CARE PROVIDERS & SERVICES --
               3.6%
    11,235  Express Scripts Holding Co. (b)         704,097
     8,869  Henry Schein, Inc. (b)                  703,046
                                               ------------
                                                  1,407,143
                                               ------------

SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            HOTELS, RESTAURANTS & LEISURE --
               3.6%
    13,865  Starbucks Corp.                    $    703,649
     6,212  Wynn Resorts Ltd.                       717,113
                                               ------------
                                                  1,420,762
                                               ------------
            INTERNET & CATALOG RETAIL -- 8.9%
     2,757  Amazon.com, Inc. (b)                    701,160
    11,977  Expedia, Inc.                           692,750
    38,685  Liberty Interactive Corp., Class
               A (b)                                715,672
    12,254  Netflix, Inc. (b) (c)                   667,108
     1,111  priceline.com, Inc. (b)                 687,409
                                               ------------
                                                  3,464,099
                                               ------------
            INTERNET SOFTWARE & SERVICES --
               1.8%
    14,371  eBay, Inc. (b)                          695,700
                                               ------------
            IT SERVICES -- 5.4%
    12,080  Automatic Data Processing, Inc.         708,613
     9,581  Fiserv, Inc. (b)                        709,281
    20,555  Paychex, Inc.                           684,276
                                               ------------
                                                  2,102,170
                                               ------------
            LEISURE EQUIPMENT & PRODUCTS --
               1.8%
    19,759  Mattel, Inc.                            701,049
                                               ------------
            LIFE SCIENCES TOOLS & SERVICES --
               1.8%
    14,266  Life Technologies Corp. (b)             697,322
                                               ------------
            MACHINERY -- 1.8%
    17,043  PACCAR, Inc.                            682,146
                                               ------------
            MEDIA -- 10.8%
    19,537  Comcast Corp., Class A                  698,838
    13,529  DIRECTV (b)                             709,731
    28,487  News Corp., Class A                     698,786
   278,876  Sirius XM Radio, Inc. (b)               725,078
    13,040  Viacom, Inc., Class B                   698,814
    23,514  Virgin Media, Inc. (c)                  692,252
                                               ------------
                                                  4,223,499
                                               ------------
            METALS & MINING -- 1.8%
     5,808  Randgold Resources Ltd., ADR            714,384
                                               ------------
            MULTILINE RETAIL -- 3.5%
    14,561  Dollar Tree, Inc. (b)                   702,932
    12,058  Sears Holdings Corp. (b) (c)            669,099
                                               ------------
                                                  1,372,031
                                               ------------
            PHARMACEUTICALS -- 5.5%
    29,002  Mylan, Inc. (b)                         707,649
     6,085  Perrigo Co.                             706,894
    54,905  Warner Chilcott PLC, Class A            741,218
                                               ------------
                                                  2,155,761
                                               ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND

SEPTEMBER 30, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) (CONTINUED)
            SOFTWARE -- 3.4%
    58,951  Activision Blizzard, Inc.          $    664,967
    53,501  Electronic Arts, Inc. (b)               678,928
                                               ------------
                                                  1,343,895
                                               ------------
            SPECIALTY RETAIL -- 7.1%
    11,438  Bed Bath & Beyond, Inc. (b)             720,594
     8,396  O'Reilly Automotive, Inc. (b)           702,074
    10,727  Ross Stores, Inc.                       692,964
    57,844  Staples, Inc.                           666,363
                                               ------------
                                                  2,781,995
                                               ------------
            TEXTILES, APPAREL & LUXURY GOODS --
               1.7%
     7,936  Fossil, Inc. (b)                        672,179
                                               ------------

            TRADING COMPANIES & DISTRIBUTORS --
               1.8%
    16,254  Fastenal Co.                            698,760
                                               ------------

            WIRELESS TELECOMMUNICATION
               SERVICES -- 1.8%
    24,566  Vodafone Group PLC, ADR                 700,008
                                               ------------
            TOTAL COMMON STOCKS -- 100.0%        39,058,931
            (Cost $36,008,687)

            MONEY MARKET FUND -- 0.0%
     5,506  Morgan Stanley Institutional
              Treasury Money Market Fund -
              0.03% (d)                               5,506
            (Cost $5,506)                      ------------

            INVESTMENTS OF COLLATERAL FOR
             SECURITIES LOANED -- 4.6%
            MONEY MARKET FUND -- 0.9%
   367,365  Goldman Sachs Financial Square
             Treasury Instruments Fund,
             0.001% (d)                             367,365
            (Cost $367,365)                    ------------

  PRINCIPAL
    VALUE
--------------

            PREPURCHASE AGREEMENT -- 3.7%
$1,432,424  JPMorgan Chase & Co., 0.10 % (d),
             dated 09/28/12, due 10/01/12,
             with a maturity value of
             $1,432,436. Collateralized by
             U.S. Treasury Note, interest
             rate of 3.625%, due 12/31/12.
             The value of the collateral
             including accrued interest is
             $1,460,872.                          1,432,424
            (Cost $1,432,424)                  ------------

            TOTAL INVESTMENTS OF COLLATERAL
             FOR SECURITIES LOANED - 4.6%         1,799,789
            (Cost $1,799,789)                  ------------


            DESCRIPTION                            VALUE
-----------------------------------------------------------

            TOTAL INVESTMENTS -- 104.6%        $ 40,864,226
            (Cost $37,813,982) (e)
            NET OTHER ASSETS AND
             LIABILITIES -- (4.6)%               (1,814,314)
                                               ------------
            NET ASSETS -- 100.0%               $ 39,049,912
                                               ============

(a) The industry allocation is based on Standard & Poor's Global Industry Classification Standard ("GICS"), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark ("ICB") system, the joint classification system of Dow Jones Indexes and FTSE Group.

(b)   Non-income producing security.

(c) All or a portion of this security is on loan. (See Note C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $1,760,979 and the total value of the collateral held by the Fund is $1,799,789.

(d)   Interest rate shown reflects yield as of September 30, 2012.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,849,923 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,799,679.

ADR   - American Depositary Receipt




                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND

SEPTEMBER 30, 2012 (UNAUDITED)


---------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $ 39,058,931  $       --       $    --
Money Market Fund          372,871          --            --
Repurchase Agreement            --   1,432,424            --
                      ---------------------------------------
Total Investments     $ 39,431,802  $1,432,424       $    --
                      =======================================

* See Portfolio of Investments for industry breakout.

There were no transfers between levels at September 30, 2012.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.8%
            AEROSPACE & DEFENSE -- 6.7%
    40,979  Hexcel Corp. (a)                   $    984,316
                                               ------------
            AUTOMOBILES -- 8.4%
    41,982  Tesla Motors, Inc. (a) (b)            1,229,233
                                               ------------
            BUILDING PRODUCTS -- 1.0%
    12,843  Ameresco, Inc., Class A (a)             151,676
                                               ------------
            CHEMICALS -- 0.9%
    16,542  Zoltek Cos., Inc. (a)                   127,208
                                               ------------
            COMMERCIAL SERVICES & SUPPLIES --
               1.2%
    13,823  EnerNOC, Inc. (a)                       179,423
                                               ------------
            ELECTRICAL EQUIPMENT -- 1.3%
    25,342  American Superconductor Corp.
               (a) (b)                              105,169
    19,623  Enphase Energy, Inc. (a)                 81,239
                                               ------------
                                                    186,408
                                               ------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 14.3%
    58,463  AVX Corp.                               560,660
    13,807  Itron, Inc. (a)                         595,772
    14,058  Maxwell Technologies, Inc. (a)          114,151
    58,864  Power-One, Inc. (a)                     329,639
    14,829  Universal Display Corp. (a) (b)         509,821
                                               ------------
                                                  2,110,043
                                               ------------
            INDEPENDENT POWER PRODUCERS &
               ENERGY TRADERS -- 2.8%
    21,875  Ormat Technologies, Inc.                410,156
                                               ------------
            MACHINERY -- 3.4%
    12,874  ESCO Technologies, Inc.                 500,155
                                               ------------
            OIL, GAS & CONSUMABLE FUELS -- 4.3%
    28,283  Amyris, Inc. (a) (b)                     97,293
    21,749  KiOR, Inc., Class A (a)                 202,266
    29,190  Solazyme, Inc. (a)                      335,101
                                               ------------
                                                    634,660
                                               ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 55.5%
    18,190  Advanced Energy Industries, Inc.
               (a)                                  224,101
    42,458  Cree, Inc. (a) (b)                    1,083,953
    41,230  Fairchild Semiconductor
               International, Inc. (a)              540,938
    29,948  First Solar, Inc. (a) (b)               663,198
    57,142  GT Advanced Technologies, Inc.
               (a) (b)                              311,424
    33,382  International Rectifier Corp.
               (a)                                  557,145
    36,255  Linear Technology Corp.               1,154,722


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT (CONTINUED)
   111,190  MEMC Electronic Materials, Inc.
               (a)                             $    305,772
    30,069  Microsemi Corp. (a)                     603,485
   187,197  ON Semiconductor Corp. (a)            1,155,005
    13,883  Power Integrations, Inc.                422,460
    10,851  Rubicon Technology, Inc. (a) (b)        103,953
    57,241  SunPower Corp., Class A (a) (b)         258,157
    35,434  Trina Solar Ltd., ADR (a) (b)           162,288
    17,454  Veeco Instruments, Inc. (a)             523,969
    52,452  Yingli Green Energy Holding Co.,
               Ltd., ADR (a) (b)                     89,168
                                               ------------
                                                  8,159,738
                                               ------------
            TOTAL COMMON STOCKS -- 99.8%         14,673,016
            (Cost $20,931,859)                 ------------

            INVESTMENTS OF COLLATERAL FOR
              SECURITIES LOANED -- 19.9%
            MONEY MARKET FUND -- 4.1%
   596,031  Goldman Sachs Financial Square
              Treasury Instruments Fund, 0.001%
              (c)                                   596,031
            (Cost $596,031)                    ------------


PRINCIPAL
  VALUE
----------
            REPURCHASE AGREEMENT -- 15.8%
$2,324,039  JPMorgan Chase & Co., 0.10 % (c),
             dated 09/28/12, due 10/01/12, with
             a maturity value of $2,324,059.
             Collateralized by U.S. Treasury
             Note, interest rate of 3.625%, due
             12/31/12. The value of the
             collateral including accrued
             interest is $2,370,194.              2,324,039
            (Cost $2,324,039)                  ------------

            TOTAL INVESTMENTS OF COLLATERAL FOR
             SECURITIES LOANED - 19.9%            2,920,070
            (Cost $2,920,070)                  ------------

            TOTAL INVESTMENTS -- 119.7%          17,593,086
            (Cost $23,851,929) (d)
            NET OTHER ASSETS AND
              LIABILITIES -- (19.7)%             (2,900,294)
                                               ------------
            NET ASSETS -- 100.0%               $ 14,692,792
                                               ============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND

SEPTEMBER 30, 2012 (UNAUDITED)


(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $2,843,249 and the total value of the collateral held by the Fund is $2,920,070 which includes STR Holdings, Inc. in the smount of $19,751. This security was sold on September 21, 2012.

(c)   Interest rate shown reflects yield as of September 30, 2012.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,319,058 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,577,901.

ADR   - American Depositary Receipt


---------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $ 14,673,016   $      --       $    --
Money Market Fund          596,031          --            --
Repurchase Agreement            --    2,324,039           --
                      ---------------------------------------
Total Investments     $ 15,269,047   $2,324,039      $    --
                      =======================================

* See Portfolio of Investments for industry breakout.

There were no transfers between levels at September 30, 2012.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST S&P REIT INDEX FUND

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 99.7%
            DIVERSIFIED REITS -- 7.5%
    30,243  American Assets Trust, Inc.        $    810,210
   143,503  American Realty Capital Trust,
               Inc.                               1,683,290
    57,437  CapLease, Inc.                          296,949
    82,088  Cousins Properties, Inc.                651,779
   244,213  Duke Realty Corp.                     3,589,931
    46,245  First Potomac Realty Trust              595,636
     9,911  Gladstone Commercial Corp.              180,975
     1,086  Gyrodyne Co. of America, Inc. (b)       117,972
    83,055  Investors Real Estate Trust             686,865
   121,474  Lexington Realty Trust                1,173,439
   106,438  Liberty Property Trust                3,857,313
    10,065  One Liberty Properties, Inc.            187,712
    16,247  PS Business Parks, Inc.               1,085,625
     7,628  Select Income REIT                      187,801
   153,115  Vornado Realty Trust                 12,409,971
    60,054  Washington Real Estate Investment
               Trust                              1,610,648
    14,679  Whitestone REIT, Class B                193,763
    26,359  Winthrop Realty Trust                   284,150
                                               ------------
                                                 29,604,029
                                               ------------
            INDUSTRIAL REITS -- 5.0%
   226,310  DCT Industrial Trust, Inc.            1,464,226
    26,423  EastGroup Properties, Inc.            1,405,704
    81,011  First Industrial Realty Trust,
               Inc. (b)                           1,064,485
    36,615  Monmouth Real Estate Investment
               Corp., Class A                       409,722
   417,151  Prologis, Inc.                       14,612,800
    29,950  STAG Industrial, Inc.                   486,987
     9,838  Terreno Realty Corp.                    155,440
                                               ------------
                                                 19,599,364
                                               ------------
            OFFICE REITS -- 14.5%
    56,843  Alexandria Real Estate Equities,
               Inc.                               4,179,097
   139,618  BioMed Realty Trust, Inc.             2,613,649
   136,518  Boston Properties, Inc.              15,100,256
   129,858  Brandywine Realty Trust               1,582,969
    75,820  CommonWealth REIT                     1,103,939
    19,129  Coresite Realty Corp.                   515,335
    65,279  Corporate Office Properties Trust     1,564,738
   110,467  Digital Realty Trust, Inc.            7,716,120
   117,674  Douglas Emmett, Inc.                  2,714,739
    57,317  DuPont Fabros Technology, Inc.        1,447,254
    65,337  Franklin Street Properties Corp.        723,281
    33,694  Government Properties Income
               Trust                                788,440
    68,884  Highwoods Properties, Inc.            2,246,996
    25,226  Hudson Pacific Properties, Inc.         466,681
    66,949  Kilroy Realty Corp.                   2,997,976


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            OFFICE REITS (CONTINUED)
    75,548  Mack-Cali Realty Corp.             $  2,009,577
    18,474  Mission West Properties, Inc.           160,724
    47,037  MPG Office Trust, Inc. (b)              157,574
    19,778  Parkway Properties, Inc.                264,432
   152,942  Piedmont Office Realty Trust,
               Inc., Class A                      2,652,014
    81,634  SL Green Realty Corp.                 6,536,434
                                               ------------
                                                 57,542,225
                                               ------------
            REAL ESTATE OPERATING COMPANIES
               -- 0.0%
    10,108  American Realty Capital
               Properties, Inc.                     125,946
                                               ------------
            RESIDENTIAL REITS -- 17.3%
    83,291  American Campus Communities,
               Inc.                               3,654,809
   131,794  Apartment Investment &
               Management Co., Class A            3,425,326
    44,814  Associated Estates Realty Corp.         679,380
    87,754  AvalonBay Communities, Inc.          11,933,666
    69,542  BRE Properties, Inc.                  3,260,824
    75,688  Camden Property Trust                 4,881,119
    34,918  Campus Crest Communities, Inc.          377,114
    74,927  Colonial Properties Trust             1,577,213
   100,302  Education Realty Trust, Inc.          1,093,292
    35,178  Equity Lifestyle Properties,
               Inc.                               2,396,325
   272,573  Equity Residential                   15,681,125
    32,973  Essex Property Trust, Inc.            4,887,918
    45,181  Home Properties, Inc.                 2,768,240
    37,221  Mid-America Apartment
               Communities, Inc.                  2,430,903
    49,075  Post Properties, Inc.                 2,353,637
    22,052  Sun Communities, Inc.                   972,934
   226,565  UDR, Inc.                             5,623,343
    13,000  UMH Properties, Inc.                    155,610
                                               ------------
                                                 68,152,778
                                               ------------
            RETAIL REITS -- 27.4%
    41,742  Acadia Realty Trust                   1,036,036
     9,838  Agree Realty Corp.                      250,771
     1,895  Alexander's, Inc.                       810,094
   143,579  CBL & Associates Properties,
               Inc.                               3,063,976
    49,408  Cedar Realty Trust, Inc.                260,874
   214,811  DDR Corp.                             3,299,497
    55,735  Equity One, Inc.                      1,173,779
    30,832  Excel Trust, Inc.                       352,101
    58,055  Federal Realty Investment Trust       6,113,191
   407,649  General Growth Properties, Inc.       7,941,003
    24,193  Getty Realty Corp.                      434,264
   126,902  Glimcher Realty Trust                 1,341,354
    70,288  Inland Real Estate Corp.                579,876
   368,504  Kimco Realty Corp.                    7,469,576

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST S&P REIT INDEX FUND

SEPTEMBER 30, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) (CONTINUED)
            RETAIL REITS (CONTINUED)
    54,556  Kite Realty Group Trust            $    278,236
   120,545  Macerich (The) Co.                    6,898,790
    97,966  National Retail Properties, Inc.      2,987,963
    47,674  Pennsylvania Real Estate
               Investment Trust                     756,110
    42,339  Ramco-Gershenson Properties
               Trust                                530,508
   120,835  Realty Income Corp.                   4,940,943
    81,443  Regency Centers Corp.                 3,968,717
    40,349  Retail Opportunity Investments
               Corp.                                519,292
    29,240  Retail Properties of America,
               Inc., Class A                        330,997
    20,650  Rouse Properties, Inc.                  296,327
    11,473  Saul Centers, Inc.                      509,401
   274,671  Simon Property Group, Inc.           41,697,804
    85,014  Tanger Factory Outlet Centers,
               Inc.                               2,748,503
    55,868  Taubman Centers, Inc.                 4,286,752
    21,325  Urstadt Biddle Properties, Inc.,
               Class A                              431,405
   101,017  Weingarten Realty Investors           2,839,588
                                               ------------
                                                108,147,728
                                               ------------
            SPECIALIZED REITS -- 28.0%
    56,169  Ashford Hospitality Trust               471,820
    11,966  Chatham Lodging Trust                   166,088
    29,098  Chesapeake Lodging Trust                578,177
   102,663  CubeSmart                             1,321,273
   176,703  DiamondRock Hospitality Co.           1,701,650
    42,411  Entertainment Properties Trust        1,884,321
    87,709  Extra Space Storage, Inc.             2,916,324
   100,115  FelCor Lodging Trust, Inc. (b)          474,545
   388,939  HCP, Inc.                            17,300,007
   230,356  Health Care REIT, Inc.               13,303,059
    70,634  Healthcare Realty Trust, Inc.         1,628,114
    51,891  Healthcare Trust of America,
               Inc.                                 507,494
   156,406  Hersha Hospitality Trust                766,389
   111,887  Hospitality Properties Trust          2,660,673
   654,313  Host Hotels & Resorts, Inc.          10,501,724
    78,109  LaSalle Hotel Properties              2,084,729
    27,571  LTC Properties, Inc.                    878,136
   122,764  Medical Properties Trust, Inc.        1,282,884
    21,925  National Health Investors, Inc.       1,127,822
    98,406  OMEGA Healthcare Investors, Inc.      2,236,768
    53,382  Pebblebrook Hotel Trust               1,248,605
   130,499  Public Storage                       18,161,546
    96,558  RLJ Lodging Trust                     1,825,912
    33,549  Sabra Health Care REIT, Inc.            671,315
   159,802  Senior Housing Properties Trust       3,480,488
    26,666  Sovran Self Storage, Inc.             1,542,628


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            SPECIALIZED REITS (CONTINUED)
   160,953  Strategic Hotels & Resorts, Inc.
               (b)                             $    967,328
    28,524  Summit Hotel Properties, Inc.           243,595
   123,855  Sunstone Hotel Investors, Inc.
               (b)                                1,362,405
    11,484  Universal Health Realty Income
               Trust                                528,034
   267,467  Ventas, Inc.                         16,649,821
                                               ------------
                                                110,473,674
                                               ------------
            TOTAL COMMON STOCKS -- 99.7%        393,645,744
            (Cost $373,498,842)

            MONEY MARKET FUND -- 0.2%
   833,588  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.03% (c)                              833,588
            (Cost $833,588)                    ------------

            TOTAL INVESTMENTS -- 99.9%          394,479,332
            (Cost $374,332,430) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.1%                    267,013
                                               ------------
            NET ASSETS -- 100.0%               $394,746,345
                                               ============

(a) The industry classification is based upon Standard & Poor's Global Industry Classification Standard ("GICS") Sub-Industry.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of September 30, 2012.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $28,315,707 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,168,805.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST S&P REIT INDEX FUND

SEPTEMBER 30, 2012 (UNAUDITED)


---------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $393,645,744     $    --       $    --
Money Market Fund          833,588          --            --
                      ---------------------------------------
Total Investments     $394,479,332     $    --       $    --
                      =======================================

* See Portfolio of Investments for industry breakout.

There were no transfers between levels at September 30, 2012.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE WATER INDEX FUND

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.9%
            CHEMICALS -- 5.3%
    32,807  Ashland, Inc.                      $  2,348,981
    90,801  Calgon Carbon Corp. (a)               1,299,362
                                               ------------
                                                  3,648,343
                                               ------------
            COMMERCIAL SERVICES & SUPPLIES --
               3.3%
    85,165  Tetra Tech, Inc. (a)                  2,236,433
                                               ------------
            CONSTRUCTION & ENGINEERING -- 9.6%
    75,612  AECOM Technology Corp. (a)            1,599,950
    47,551  Aegion Corp. (a)                        911,077
    63,632  Layne Christensen Co. (a)             1,247,824
    83,517  Northwest Pipe Co. (a)                2,058,694
    21,255  URS Corp.                               750,514
                                               ------------
                                                  6,568,059
                                               ------------
            ELECTRICAL EQUIPMENT -- 6.0%
    26,235  Emerson Electric Co.                  1,266,363
    24,736  Franklin Electric Co., Inc.           1,496,281
    12,229  Roper Industries, Inc.                1,343,845
                                               ------------
                                                  4,106,489
                                               ------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 5.0%
    68,127  Badger Meter, Inc.                    2,479,141
    21,172  Itron, Inc. (a)                         913,572
                                               ------------
                                                  3,392,713
                                               ------------
            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 1.3%
     8,942  IDEXX Laboratories, Inc. (a)            888,388
                                               ------------
            INDUSTRIAL CONGLOMERATES -- 3.4%
    41,615  Danaher Corp.                         2,295,067
                                               ------------
            LIFE SCIENCES TOOLS & SERVICES --
               2.6%
    46,399  Agilent Technologies, Inc.            1,784,042
                                               ------------
            MACHINERY -- 40.9%
    32,016  Crane Co.                             1,278,399
 1,128,956  Energy Recovery, Inc. (a)             3,341,710
   739,174  Flow International Corp. (a)          2,734,944
     7,283  Flowserve Corp.                         930,330
    46,860  IDEX Corp.                            1,957,342
    60,700  ITT Corp.                             1,223,105
    42,014  Lindsay Corp.                         3,023,748
    28,626  Mueller Industries, Inc.              1,301,624
   612,459  Mueller Water Products, Inc.,
               Class A                            3,001,049
    34,680  Pall Corp.                            2,201,833
    61,538  Pentair Ltd.                          2,739,056
    10,671  Valmont Industries, Inc.              1,403,237


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            MACHINERY (CONTINUED)
    73,326  Watts Water Technologies, Inc.,
               Class A                         $  2,773,923
                                               ------------
                                                 27,910,300
                                               ------------
            MULTI-UTILITIES -- 3.1%
   196,932  Veolia Environment, ADR               2,130,804
                                               ------------
            WATER UTILITIES -- 19.5%
    20,334  American States Water Co.               903,439
    71,382  American Water Works Co., Inc.        2,645,417
   101,822  Aqua America, Inc.                    2,521,113
   137,246  California Water Service Group        2,559,638
    34,245  Cia de Saneamento Basico do
               Estado de Sao Paulo, ADR           2,781,036
   229,959  Consolidated Water Co., Ltd.          1,901,761
                                               ------------
                                                 13,312,404
                                               ------------
            TOTAL COMMON STOCKS -- 100.0%        68,273,042
            (Cost $59,799,328)

            MONEY MARKET FUND -- 0.0%
    37,766  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.03% (b)                               37,766
            (Cost $37,766)                     ------------

            TOTAL INVESTMENTS -- 100.0%          68,310,808
            (Cost $59,837,094) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                    (7,366)
                                               ------------
            NET ASSETS -- 100.0%               $ 68,303,442
                                               ============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of September 30, 2012.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $10,596,812 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,123,098.

ADR   - American Depositary Receipt



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE WATER INDEX FUND

SEPTEMBER 30, 2012 (UNAUDITED)


---------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $ 68,273,042     $    --       $    --
Money Market Fund           37,766          --            --
                      ---------------------------------------
Total Investments     $ 68,310,808     $    --       $    --
                      =======================================

* See Portfolio of Investments for industry breakout.

There were no transfers between levels at September 30, 2012.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            GAS UTILITIES -- 3.6%
   777,869  Questar Corp.                      $ 15,814,077
                                               ------------
            OIL, GAS & CONSUMABLE FUELS --
               96.4%
   207,664  Anadarko Petroleum Corp.             14,519,867
   169,738  Apache Corp.                         14,677,245
   590,571  Bill Barrett Corp. (a)               14,628,444
   342,289  Cabot Oil & Gas Corp.                15,368,776
   426,792  Cenovus Energy, Inc.                 14,873,701
   764,980  Chesapeake Energy Corp.              14,435,173
   247,594  Cimarex Energy Co.                   14,496,629
   802,525  Comstock Resources, Inc. (a)         14,750,409
   247,241  Devon Energy Corp.                   14,958,080
   670,542  EnCana Corp.                         14,698,281
   133,458  EOG Resources, Inc.                  14,953,969
   264,934  EQT Corp.                            15,631,106
 1,952,412  EXCO Resources, Inc.                 15,638,820
 1,709,956  Forest Oil Corp. (a)                 14,449,128
 3,083,966  Magnum Hunter Resources
              Corp. (a)                          13,692,809
   445,821  Newfield Exploration Co. (a)         13,963,114
   162,214  Noble Energy, Inc.                   15,038,860
 2,186,265  Penn Virginia Corp.                  13,554,843
 2,245,692  PetroQuest Energy, Inc. (a)          15,068,593
   472,529  QEP Resources, Inc.                  14,960,268
 3,496,078  Quicksilver Resources, Inc. (a)      14,298,959
   223,928  Range Resources Corp.                15,645,849
 2,025,470  SandRidge Energy, Inc. (a)           14,117,526
   271,675  SM Energy Co.                        14,700,334
   440,443  Southwestern Energy Co. (a)          15,318,607
   581,600  Statoil ASA, ADR                     14,999,464
   567,717  Stone Energy Corp. (a)               14,261,051
 1,046,493  Talisman Energy, Inc.                13,939,287
   658,723  Ultra Petroleum Corp. (a)            14,478,732
                                               ------------
                                                426,117,924
                                               ------------
            TOTAL COMMON STOCKS -- 100.0%       441,932,001
             (Cost $506,015,723)

            MONEY MARKET FUND -- 0.0%
    72,318  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.03% (b)                               72,318
            (Cost $72,318)                     ------------

            TOTAL INVESTMENTS -- 100.0%         442,004,319
            (Cost $506,088,041) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                   (109,676)
                                               ------------
            NET ASSETS -- 100.0%               $441,894,643
                                               ============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of September 30, 2012.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $19,123,022 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $83,206,744.

ADR   - American Depositary Receipt


---------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $441,932,001     $    --       $    --
Money Market Fund           72,318          --            --
                      ---------------------------------------
Total Investments     $442,004,319     $    --       $    --
                      =======================================

* See Portfolio of Investments for industry breakout.

There were no transfers between levels at September 30, 2012.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE CHINDIA INDEX FUND

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.8%
            AUTOMOBILES -- 4.3%
   112,344  Tata Motors Ltd., ADR               $ 2,884,994
                                               ------------
            COMMERCIAL BANKS -- 16.3%
   140,886  HDFC Bank Ltd., ADR                   5,294,496
   141,166  ICICI Bank Ltd., ADR                  5,666,403
                                               ------------
                                                 10,960,899
                                               ------------
            DIVERSIFIED CONSUMER SERVICES --
               0.4%
    16,102  New Oriental Education &
               Technology Group, Inc., ADR          268,420
                                               ------------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 1.7%
    10,062  China Telecom Corp., Ltd., ADR          583,294
    32,667  China Unicom (Hong Kong) Ltd.,
               ADR                                  532,799
                                               ------------
                                                  1,116,093
                                               ------------
            FOOD PRODUCTS -- 0.8%
    47,904  Zhongpin, Inc. (b)                      526,944
                                               ------------
            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 0.7%
    14,647  Mindray Medical International
               Ltd., ADR                            492,286
                                               ------------
            HOTELS, RESTAURANTS & LEISURE --
               6.0%
    25,182  China Lodging Group Ltd., ADR
               (b)                                  420,288
    23,721  Ctrip.com International Ltd.,
               ADR (a) (b)                          400,410
    20,202  Home Inns & Hotels Management,
               Inc., ADR (a) (b)                    501,010
   203,554  Melco Crown Entertainment Ltd.,
               ADR (a) (b)                        2,743,908
                                               ------------
                                                  4,065,616
                                               ------------
            INDEPENDENT POWER PRODUCERS &
               ENERGY TRADERS -- 0.7%
    15,974  Huaneng Power International,
               Inc., ADR                            478,102
                                               ------------
            INSURANCE -- 0.8%
    12,837  China Life Insurance Co., Ltd.,
               ADR                                  556,741
                                               ------------
            INTERNET & CATALOG RETAIL -- 2.6%
    80,479  E-Commerce China Dangdang,
               Inc., ADR (a) (b)                    379,861
    80,613  MakeMyTrip Ltd. (a) (b)               1,372,839
                                               ------------
                                                  1,752,700
                                               ------------


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            INTERNET SOFTWARE & SERVICES --
               14.7%
    44,308  21Vianet Group, Inc., ADR (a) (b)  $    512,201
    35,120  Baidu, Inc., ADR (b)                  4,102,718
    19,439  NetEase, Inc., ADR (b)                1,091,305
    23,066  Qihoo 360 Technology Co. Ltd.,
               ADR (a) (b)                          508,605
    98,583  Renren, Inc., ADR (a) (b)               397,290
    22,651  SINA Corp. (b)                        1,465,067
     9,767  Sohu.com, Inc. (b)                      411,093
    27,239  SouFun Holdings Ltd., ADR (a)           431,193
    51,317  Youku Tudou, Inc., ADR (b)              943,720
                                               ------------
                                                  9,863,192
                                               ------------
            IT SERVICES -- 10.7%
    97,670  Infosys Ltd., ADR (a)                 4,740,902
   273,540  Wipro Ltd., ADR (a)                   2,448,183
                                               ------------
                                                  7,189,085
                                               ------------
            LIFE SCIENCES TOOLS & SERVICES --
               0.7%
    30,803  WuXi PharmaTech Cayman, Inc., ADR
               (b)                                  459,889
                                               ------------
            MARINE -- 0.6%
    27,040  Seaspan Corp. (a)                       426,691
                                               ------------
            MEDIA -- 0.7%
    21,582  Focus Media Holding Ltd., ADR           505,019
                                               ------------
            METALS & MINING -- 4.4%
    43,438  Aluminum Corp. of China Ltd., ADR
               (a) (b)                              440,027
   333,951  Sterlite Industries (India) Ltd.,
               ADR                                2,534,688
                                               ------------
                                                  2,974,715
                                               ------------
            OIL, GAS & CONSUMABLE FUELS -- 9.0%
     4,853  China Petroleum & Chemical Corp.,
               ADR                                  448,514
    13,483  CNOOC Ltd., ADR                       2,733,409
    18,796  PetroChina Co., Ltd., ADR             2,427,691
    28,761  Yanzhou Coal Mining Co., Ltd.,
               ADR (a)                              429,977
                                               ------------
                                                  6,039,591
                                               ------------
            PHARMACEUTICALS -- 1.9%
    41,801  Dr. Reddy's Laboratories Ltd.,
               ADR                                1,289,979
                                               ------------
            PROFESSIONAL SERVICES -- 0.6%
     9,688  51job, Inc., ADR (b)                    434,022
                                               ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE CHINDIA INDEX FUND

SEPTEMBER 30, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 2.0%
    23,236  Spreadtrum Communications, Inc.,
               ADR (a)                         $    477,732
   273,233  Suntech Power Holdings Co., Ltd.,
               ADR (a) (b)                          234,980
    69,707  Trina Solar Ltd., ADR (a) (b)           319,258
   167,665  Yingli Green Energy Holding Co.,
               Ltd., ADR (a) (b)                    285,031
                                               ------------
                                                  1,317,001
                                               ------------
            SOFTWARE -- 4.4%
    41,837  AsiaInfo-Linkage, Inc. (b)              489,911
    20,899  Changyou.com Ltd., ADR                  548,390
    96,435  Giant Interactive Group, Inc.,
               ADR (a)                              500,498
    61,477  NQ Mobile, Inc. ADR (a) (b)             491,816
    45,586  Perfect World Co., Ltd., ADR            495,064
   109,564  Shanda Games Ltd., ADR (b)              415,247
                                               ------------
                                                  2,940,926
                                               ------------
            TEXTILES, APPAREL & LUXURY GOODS --
               8.8%
   111,034  Michael Kors Holdings Ltd. (b)        5,904,788
                                               ------------
            WIRELESS TELECOMMUNICATION
               SERVICES -- 7.0%
    84,431  China Mobile Ltd., ADR                4,674,100
                                               ------------
            TOTAL COMMON STOCKS -- 99.8%         67,121,793
            (Cost $71,604,661)

            INVESTMENTS OF COLLATERAL FOR
             SECURITIES LOANED -- 19.2%
            MONEY MARKET FUND -- 3.9%
 2,633,693  Goldman Sachs Financial Square
             Treasury Instruments Fund,
             0.001% (c)                           2,633,693
            (Cost $2,633,693)                  ------------


PRINCIPAL
  VALUE
-----------

             REPURCHASE AGREEMENT -- 15.3%
$10,269,265  JPMorgan Chase & Co., 0.10% (c),
              dated 09/28/12, due 10/01/12,
              with a maturity value of
              $10,269,351. Collateralized by
              U.S. Treasury Note, interest
              rate of 3.625%, due 12/31/12.
              The value of the collateral
              including accrued interest is
              $10,473,212.                       10,269,265
             (Cost $10,269,265)                ------------


            DESCRIPTION                            VALUE
-----------------------------------------------------------
            TOTAL INVESTMENTS OF COLLATERAL
             FOR SECURITIES LOANED - 19.2%     $ 12,902,958
            (Cost $12,902,958)                 ------------

            TOTAL INVESTMENTS -- 119.0%         $80,024,751
             (Cost $84,507,619) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- (19.0)%             (12,782,441)
                                               ------------
            NET ASSETS -- 100.0%                $67,242,310
                                               ============

(a) All or a portion of this security is on loan. (See Note C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate market value of such securities is $12,529,896 and the total market value of the collateral held by the Fund is $12,902,958.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of September 30, 2012.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,084,039 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $13,566,907.

ADR   - American Depositary Receipt


---------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $ 67,121,793   $        --     $    --
Money Market Fund        2,633,693            --          --
Repurchase Agreement            --    10,269,265          --
                      ---------------------------------------
Total Investments     $ 69,755,486   $10,269,265     $    --
                      =======================================



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE CHINDIA INDEX FUND

SEPTEMBER 30, 2012 (UNAUDITED)


COUNTRY ALLOCATIONS AS A PERCENTAGE OF NET ASSETS**:
----------------------------------------------------
India                                   39.0%
China                                   38.8
Hong Kong                               22.0
Net Other Assets and Liabilities         0.2
                                       ------
                                       100.0%
                                       ======

*     See Portfolio of Investments for industry breakout.

** Portfolio securities are categorized based on their country of incorporation.

There were no transfers between levels at September 30, 2012.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 0.9%
     3,147  TransDigm Group, Inc. (a)          $    446,465
                                               ------------
            AIR FREIGHT & LOGISTICS -- 0.9%
    14,330  Forward Air Corp.                       435,775
                                               ------------
            AUTO COMPONENTS -- 2.0%
    15,126  Drew Industries, Inc. (a)               456,956
    11,188  Magna International, Inc.               483,993
                                               ------------
                                                    940,949
                                               ------------
            BEVERAGES -- 3.9%
     5,310  Anheuser-Busch InBev NV, ADR            456,182
     7,760  Brown-Forman Corp., Class B             506,340
     4,460  Diageo PLC, ADR                         502,776
     9,675  Dr. Pepper Snapple Group, Inc.          430,828
                                               ------------
                                                  1,896,126
                                               ------------
            BIOTECHNOLOGY -- 1.0%
     3,016  Regeneron Pharmaceuticals, Inc. (a)     460,423
                                               ------------
             BUILDING PRODUCTS -- 1.0%
     8,111  A.O. Smith Corp.                        466,707
                                               ------------
             CHEMICALS -- 10.1%
     4,524  Agrium, Inc.                            468,053
    14,812  American Vanguard Corp.                 515,458
     6,463  Ashland, Inc.                           462,751
     2,377  CF Industries Holdings, Inc.            528,264
     7,705  Cytec Industries, Inc.                  504,832
     2,006  NewMarket Corp.                         494,439
     4,011  PPG Industries, Inc.                    460,623
    17,183  RPM International, Inc.                 490,403
     3,077  Sherwin-Williams (The) Co.              458,196
     6,693  Westlake Chemical Corp.                 488,990
                                               ------------
                                                  4,872,009
                                               ------------
            COMMERCIAL SERVICES & SUPPLIES --
               1.1%
     7,634  UniFirst Corp.                          509,875
                                               ------------
             CONSTRUCTION & ENGINEERING -- 1.0%
    23,648  MasTec, Inc. (a)                        465,866
                                               ------------
             CONTAINERS & PACKAGING -- 1.1%
    13,977  Packaging Corp. of America              507,365
                                               ------------
             DISTRIBUTORS -- 1.1%
    10,685  Core-Mark Holding Co., Inc.             514,055
                                               ------------
           DIVERSIFIED CONSUMER SERVICES -- 0.9%
   33,900  Service Corp. International              456,294
                                               ------------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 2.7%
    11,899  AT&T, Inc.                              448,592
     9,732  BCE, Inc.                               427,624


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            DIVERSIFIED TELECOMMUNICATION
               SERVICES (CONTINUED)
     9,616  Verizon Communications, Inc.       $    438,201
                                               ------------
                                                  1,314,417
                                               ------------
            ELECTRIC UTILITIES -- 0.9%
    24,506  NV Energy, Inc.                         441,353
                                               ------------

           ELECTRICAL EQUIPMENT -- 3.0%
     7,630  Acuity Brands, Inc.                     482,903
    12,411  Belden, Inc.                            457,718
     8,107  Franklin Electric Co., Inc.             490,392
                                               ------------
                                                  1,431,013
                                               ------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS &
               COMPONENTS -- 1.0%
     9,199  FEI Co.                                 492,147
                                               ------------
            ENERGY EQUIPMENT & SERVICES -- 1.9%
     9,621  Bristow Group, Inc.                     486,341
    10,590  Seadrill Ltd.                           415,340
                                               ------------
                                                    901,681
                                               ------------
            FOOD & STAPLES RETAILING -- 1.9%
     4,863  Costco Wholesale Corp.                  486,908
    11,175  Harris Teeter Supermarkets, Inc.        434,037
                                               ------------
                                                    920,945
                                               ------------
            FOOD PRODUCTS -- 2.0%
     7,753  Hain Celestial Group (The), Inc.
               (a)                                  488,439
     7,852  McCormick & Co., Inc.                   487,138
                                               ------------
                                                    975,577
                                               ------------
            GAS UTILITIES -- 1.0%
     9,353  South Jersey Industries, Inc.           495,054
                                               ------------
            HEALTH CARE EQUIPMENT & SUPPLIES --
               1.0%
     6,186  Analogic Corp.                          483,560
                                               ------------
            HOTELS, RESTAURANTS & LEISURE -- 3.9%
    12,703  Brinker International, Inc.             448,416
     7,286  Cracker Barrel Old Country Store,
               Inc.                                 488,964
     8,335  Papa John's International, Inc. (a)     445,172
     8,527  Starwood Hotels & Resorts
               Worldwide, Inc.                      494,225
                                               ------------
                                                  1,876,777
                                               ------------
            HOUSEHOLD DURABLES -- 2.2%
    10,895  Jarden Corp.                            575,692
    13,805  Toll Brothers, Inc. (a)                 458,740
                                               ------------
                                                  1,034,432
                                               ------------
            HOUSEHOLD PRODUCTS -- 2.1%
     5,827  Kimberly-Clark Corp.                    499,840

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND

SEPTEMBER 30, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            HOUSEHOLD PRODUCTS (CONTINUED)
     9,341  WD-40 Co.                          $    491,710
                                               ------------
                                                    991,550
                                               ------------
            INDUSTRIAL CONGLOMERATES -- 1.0%
     8,819  Carlisle Cos., Inc.                     457,882
                                               ------------
            INSURANCE -- 2.0%
    13,475  Arthur J. Gallagher & Co.               482,674
     9,596  Torchmark Corp.                         492,755
                                               ------------
                                                    975,429
                                               ------------
            INTERNET SOFTWARE & SERVICES -- 1.1%
    10,527  VeriSign, Inc. (a)                      512,560
                                               ------------
            IT SERVICES -- 2.0%
    8,476   Automatic Data Processing, Inc.         497,202
   11,677   NeuStar, Inc., Class A (a)              467,430
                                               ------------
                                                    964,632
                                               ------------
            LEISURE EQUIPMENT & PRODUCTS -- 2.0%
    12,467  Mattel, Inc.                            442,329
     6,135  Polaris Industries, Inc.                496,138
                                               ------------
                                                    938,467
                                               ------------
            LIFE SCIENCES TOOLS & SERVICES --
               1.1%
    17,594  PerkinElmer, Inc.                       518,495
                                               ------------
            MACHINERY -- 1.9%
     9,479  Ingersoll-Rand PLC                      424,849
     8,190  Nordson Corp.                           480,098
                                               ------------
                                                    904,947
                                               ------------
            MEDIA -- 5.1%
    20,024  Cinemark Holdings, Inc.                 449,138
    14,398  Comcast Corp., Class A                  515,016
     9,299  Omnicom Group, Inc.                     479,456
     7,446  Scripps Networks Interactive,
               Class A                              455,919
     5,675  Time Warner Cable, Inc.                 539,466
                                               ------------
                                                  2,438,995
                                               ------------
            METALS & MINING -- 2.1%
    14,522  AMCOL International Corp.               492,005
     9,419  Reliance Steel & Aluminum Co.           493,085
                                               ------------
                                                    985,090
                                               ------------
            MULTILINE RETAIL -- 2.0%
     6,759  Dillard's, Inc., Class A                488,811
    12,914  Macy's, Inc.                            485,825
                                               ------------
                                                    974,636
                                               ------------
            MULTI-UTILITIES -- 1.0%
    19,400  NiSource, Inc.                          494,312
                                               ------------


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            OIL, GAS & CONSUMABLE FUELS -- 1.0%
     6,004  Kinder Morgan Energy Partners LP   $    495,330
                                               ------------
            PAPER & FOREST PRODUCTS -- 1.0%
    27,606  P.H. Glatfelter Co.                     491,663
                                               ------------
            PERSONAL PRODUCTS -- 1.0%
    10,576  Elizabeth Arden, Inc. (a)               499,610
                                               ------------
            PHARMACEUTICALS -- 2.1%
     7,029  Abbott Laboratories                     481,908
     6,088  Watson Pharmaceuticals, Inc. (a)        518,454
                                               ------------
                                                  1,000,362
                                               ------------
            PROFESSIONAL SERVICES -- 1.0%
    10,700  Equifax, Inc.                           498,406
                                               ------------
            ROAD & RAIL -- 3.8%
     5,274  Canadian National Railway Co.           465,325
     5,923  Canadian Pacific Railway Ltd.           490,957
    14,498  Old Dominion Freight Line, Inc. (a)     437,260
     3,636  Union Pacific Corp.                     431,593
                                               ------------
                                                  1,825,135
                                               ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 0.8%
    10,498  Cirrus Logic, Inc. (a)                  403,018
                                               ------------
            SPECIALTY RETAIL -- 12.4%
    23,276  American Eagle Outfitters, Inc.         490,658
    17,913  ANN, Inc. (a)                           675,857
    16,381  Asbury Automotive Group, Inc. (a)       457,849
     9,220  Cabela's, Inc. (a)                      504,150
    12,824  Foot Locker, Inc.                       455,252
    12,501  Gap (The), Inc.                         447,286
     8,269  Group 1 Automotive, Inc.                498,042
     8,400  Home Depot (The), Inc.                  507,108
     9,623  Lumber Liquidators Holdings, Inc.
               (a)                                  487,694
     6,192  PetSmart, Inc.                          427,124
     7,575  Ross Stores, Inc.                       489,345
     8,538  Vitamin Shoppe, Inc. (a)                497,936
                                               ------------
                                                  5,938,301
                                               ------------
            TEXTILES, APPAREL & LUXURY GOODS --
               2.0%
     9,024  Carter's, Inc. (a)                      485,852
     2,930  VF Corp.                                466,925
                                               ------------
                                                    952,777
                                               ------------
            TOBACCO -- 1.0%
    11,371  Reynolds American, Inc.                 492,819
                                               ------------
            TRADING COMPANIES & DISTRIBUTORS --
               2.1%
    12,155  GATX Corp.                              515,858

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND

SEPTEMBER 30, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            TRADING COMPANIES & DISTRIBUTORS
               (CONTINUED)
    13,518  Kaman Corp.                        $    484,756
                                               ------------
                                                  1,000,614
                                               ------------
            TRANSPORTATION INFRASTRUCTURE -- 0.9%
    10,439  Macquarie Infrastructure Co. LLC        433,010
                                               ------------
            WATER UTILITIES -- 1.0%
    13,170  American Water Works Co., Inc.          488,080
                                               ------------

            TOTAL INVESTMENTS -- 100.0%          48,014,985
             (Cost $45,673,014) (b)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                     (4,417)
                                               ------------
            NET ASSETS -- 100.0%               $ 48,010,568
                                               ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,501,217 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $159,246.

ADR   - American Depositary Receipt


---------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $ 48,014,985     $    --       $    --
                      =======================================


* See Portfolio of Investments for industry breakout.

There were no transfers between levels at September 30, 2012.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            COMMERCIAL BANKS -- 85.1%
     2,822  1st Source Corp.                       $ 62,846
     2,769  Ameris Bancorp (a)                       34,862
     1,395  Arrow Financial Corp.                    34,875
    19,953  Associated Banc-Corp.                   262,781
     1,762  BancFirst Corp.                          75,695
     3,848  Bancorp (The), Inc. (a)                  39,519
     4,021  Bank of the Ozarks, Inc.                138,604
     2,235  Banner Corp.                             60,568
     9,069  BBCN Bancorp, Inc. (a)                  114,360
     7,922  BOK Financial Corp.                     468,190
     9,176  Boston Private Financial Holdings,
               Inc.                                  87,998
     1,558  Bryn Mawr Bank Corp.                     34,961
     3,401  Cardinal Financial Corp.                 48,634
     9,152  Cathay General Bancorp                  157,963
     3,197  Chemical Financial Corp.                 77,367
     4,709  Citizens Republic Bancorp, Inc. (a)      91,119
     1,723  City Holding Co.                         61,752
     4,616  CoBiz Financial, Inc.                    32,312
     4,611  Columbia Banking System, Inc.            85,488
    10,187  Commerce Bancshares, Inc.               410,842
     1,811  Community Trust Bancorp, Inc.            64,354
    12,181  CVB Financial Corp.                     145,441
     2,419  Eagle Bancorp, Inc. (a)                  40,446
    16,500  East West Bancorp, Inc.                 348,480
     1,606  Financial Institutions, Inc.             29,936
    10,071  First Busey Corp.                        49,146
     1,005  First Citizens BancShares, Inc.,
               Class A                              163,714
     2,326  First Community Bancshares, Inc.         35,495
     6,801  First Financial Bancorp                 115,005
     3,660  First Financial Bankshares, Inc.        131,870
     1,539  First Financial Corp.                    48,232
     1,963  First Interstate BancSystem, Inc.        29,366
     3,331  First Merchants Corp.                    49,998
     8,702  First Midwest Bancorp, Inc.             109,210
    12,746  FirstMerit Corp.                        187,749
    23,295  Fulton Financial Corp.                  229,689
     8,362  Glacier Bancorp, Inc.                   130,280
     9,855  Hancock Holding Co.                     305,012
     3,661  Hanmi Financial Corp. (a)                46,897
     3,264  Home BancShares, Inc.                   111,270
     3,430  IBERIABANK Corp.                        157,094
     2,517  Independent Bank Corp.                   75,737
     7,815  International Bancshares Corp.          148,876
    13,009  Investors Bancorp, Inc. (a)             237,284
     1,899  Lakeland Financial Corp.                 52,412
     6,349  MB Financial, Inc.                      125,393
    17,469  National Penn Bancshares, Inc.          159,143
     3,922  NBT Bancorp, Inc.                        86,559
     1,311  OmniAmerican Bancorp, Inc. (a)           29,799
     4,150  PacWest Bancorp                          96,985


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMERCIAL BANKS (CONTINUED)
     4,031  Pinnacle Financial Partners, Inc.
               (a)                             $     77,879
     8,009  PrivateBancorp, Inc.                    128,064
     2,919  Renasant Corp.                           57,227
     2,169  Republic Bancorp, Inc., Class A          47,610
     3,364  S&T Bancorp, Inc.                        59,240
     1,613  S.Y. Bancorp, Inc.                       38,164
     2,893  Sandy Spring Bancorp, Inc.               55,690
     1,755  SCBT Financial Corp.                     70,691
     5,448  Signature Bank (a)                      365,452
     1,953  Simmons First National Corp.,
               Class A                               47,565
     2,018  Southside Bancshares, Inc.               44,013
     3,687  State Bank Financial Corp.               60,799
     2,686  StellarOne Corp.                         35,348
     7,222  Sterling Financial Corp.                160,834
    21,648  Susquehanna Bancshares, Inc.            226,438
     5,163  SVB Financial Group (a)                 312,155
     3,333  Taylor Capital Group, Inc. (a)           57,061
     4,698  Texas Capital Bancshares, Inc. (a)      233,538
     3,648  TowneBank                                55,924
     1,859  TriCo Bancshares                         30,729
     7,530  Trustmark Corp.                         183,280
     4,717  UMB Financial Corp.                     229,624
    13,007  Umpqua Holdings Corp.                   167,660
     3,017  Union First Market Bankshares Corp.      46,945
     5,845  United Bankshares, Inc.                 145,599
     4,856  United Community Banks, Inc. (a)         40,742
     1,948  Univest Corp. of Pennsylvania            35,064
     3,700  Virginia Commerce Bancorp, Inc. (a)      32,375
     1,902  Washington Trust Bancorp, Inc.           49,966
     3,100  WesBanco, Inc.                           64,201
     2,243  West Coast Bancorp (a)                   50,512
     3,204  Westamerica Bancorporation              150,748
     8,287  Wilshire Bancorp, Inc. (a)               52,208
     4,227  Wintrust Financial Corp.                158,808
    21,407  Zions Bancorporation                    442,162
                                               ------------
                                                  9,935,923
                                               ------------
            IT SERVICES -- 0.4%
     1,208  Cass Information Systems, Inc.           50,700
                                               ------------
            THRIFTS & MORTGAGE FINANCE -- 14.5%
     9,235  Beneficial Mutual Bancorp, Inc. (a)      88,287
     2,582  Berkshire Hills Bancorp, Inc.            59,076
     1,338  Bofi Holding, Inc. (a)                   34,855
     8,147  Brookline Bancorp, Inc.                  71,857
    18,320  Capitol Federal Financial, Inc.         219,107
     4,128  Dime Community Bancshares, Inc.          59,608
     3,598  Flushing Financial Corp.                 56,848
     1,601  Franklin Financial Corp. (a)             27,313
    11,380  Northwest Bancshares, Inc.              139,177
     2,110  OceanFirst Financial Corp.               30,954

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND

SEPTEMBER 30, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            THRIFTS & MORTGAGE FINANCE
               (CONTINUED)
     5,254  Oritani Financial Corp.            $     79,073
     3,319  Rockville Financial, Inc.                40,658
     1,257  Territorial Bancorp, Inc.                28,848
    35,914  TFS Financial Corp. (a)                 325,740
    10,905  TrustCo Bank Corp.                       62,377
     1,804  United Financial Bancorp, Inc.           26,104
     4,576  ViewPoint Financial Group, Inc.          87,722
    12,380  Washington Federal, Inc.                206,498
     1,012  WSFS Financial Corp.                     41,775
                                               ------------
                                                  1,685,877
                                               ------------
            TOTAL INVESTMENTS -- 100.0%          11,672,500
             (Cost $11,125,276) (b)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                      5,231
                                               ------------
            NET ASSETS -- 100.0%               $ 11,677,731
                                               ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $885,390 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $338,166.

---------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $ 11,672,500     $    --       $    --
                      =======================================

* See Portfolio of Investments for industry breakout.

There were no transfers between levels at September 30, 2012.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CBOE S&P 500 VIX TAIL HEDGE FUND

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.1%
            AEROSPACE & DEFENSE -- 2.2%
       105  Boeing (The) Co.                   $      7,310
        51  General Dynamics Corp.                    3,372
       121  Honeywell International, Inc.             7,230
        15  L-3 Communications Holdings, Inc.         1,076
        42  Lockheed Martin Corp.                     3,922
        38  Northrop Grumman Corp.                    2,524
        23  Precision Castparts Corp.                 3,757
        52  Raytheon Co.                              2,972
        22  Rockwell Collins, Inc.                    1,180
        44  Textron, Inc.                             1,151
       130  United Technologies Corp.                10,178
                                               ------------
                                                     44,672
                                               ------------
            AIR FREIGHT & LOGISTICS -- 0.7%
        25  C.H. Robinson Worldwide, Inc.             1,463
        33  Expeditors International of
               Washington, Inc.                       1,200
        45  FedEx Corp.                               3,808
       112  United Parcel Service, Inc.,
               Class B                                8,016
                                               ------------
                                                     14,487
                                               ------------
            AIRLINES -- 0.0%
       115  Southwest Airlines Co.                    1,009
                                               ------------
            AUTO COMPONENTS -- 0.2%
        18  BorgWarner, Inc. (a)                      1,244
        38  Goodyear Tire & Rubber (The) Co. (a)        463
       106  Johnson Controls, Inc.                    2,905
                                               ------------
                                                      4,612
                                               ------------
            AUTOMOBILES -- 0.4%
       592  Ford Motor Co.                            5,837
        35  Harley-Davidson, Inc.                     1,483
                                               ------------
                                                      7,320
                                               ------------
            BEVERAGES -- 2.4%
        25  Beam, Inc.                                1,438
        23  Brown-Forman Corp., Class B               1,501
       601  Coca-Cola (The) Co.                      22,796
        43  Coca-Cola Enterprises, Inc.               1,345
        23  Constellation Brands, Inc., Class A
               (a)                                      744
        33  Dr. Pepper Snapple Group, Inc.            1,469
        24  Molson Coors Brewing Co., Class B         1,081
        24  Monster Beverage Corp. (a)                1,300
       241  PepsiCo, Inc.                            17,056
                                               ------------
                                                     48,730
                                               ------------
            BIOTECHNOLOGY -- 1.6%
        30  Alexion Pharmaceuticals, Inc. (a)         3,432
       121  Amgen, Inc.                              10,203
        37  Biogen Idec, Inc. (a)                     5,521
        67  Celgene Corp. (a)                         5,119


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            BIOTECHNOLOGY (CONTINUED)
       117  Gilead Sciences, Inc. (a)            $    7,761
                                               ------------
                                                     32,036
                                               ------------
            BUILDING PRODUCTS -- 0.0%
        55  Masco Corp.                                 828
                                               ------------
            CAPITAL MARKETS -- 1.8%
        33  Ameriprise Financial, Inc.                1,871
       183  Bank of New York Mellon (The) Corp.       4,140
        20  BlackRock, Inc.                           3,566
       170  Charles Schwab (The) Corp.                2,174
        40  E*TRADE Financial Corp. (a)                 352
        15  Federated Investors, Inc., Class B          310
        21  Franklin Resources, Inc.                  2,627
        70  Goldman Sachs Group (The), Inc.           7,958
        69  Invesco Ltd.                              1,724
        19  Legg Mason, Inc.                            469
       215  Morgan Stanley                            3,599
        34  Northern Trust Corp.                      1,578
        74  State Street Corp.                        3,105
        39  T. Rowe Price Group, Inc.                 2,469
                                               ------------
                                                     35,942
                                               ------------
            CHEMICALS -- 2.4%
        33  Air Products and Chemicals, Inc.          2,729
        11  Airgas, Inc.                                905
        10  CF Industries Holdings, Inc.              2,222
       186  Dow Chemical (The) Co.                    5,387
       144  E.I. du Pont de Nemours & Co.             7,239
        24  Eastman Chemical Co.                      1,368
        41  Ecolab, Inc.                              2,657
        21  FMC Corp.                                 1,163
        13  International Flavors & Fragrances,
               Inc.                                     775
        53  LyondellBasell Industries N.V.,
                 Class A                              2,738
        83  Monsanto Co.                              7,555
        43  Mosaic (The) Co.                          2,477
        24  PPG Industries, Inc.                      2,756
        46  Praxair, Inc.                             4,779
        13  Sherwin-Williams (The) Co.                1,936
        19  Sigma-Aldrich Corp.                       1,367
                                               ------------
                                                     48,053
                                               ------------
            COMMERCIAL BANKS -- 2.8%
       108  BB&T Corp.                                3,581
        30  Comerica, Inc.                              931
       143  Fifth Third Bancorp                       2,218
        39  First Horizon National Corp.                376
       133  Huntington Bancshares, Inc.                 918
       148  KeyCorp                                   1,293
        19  M&T Bank Corp.                            1,808
        82  PNC Financial Services Group, Inc.        5,174
       219  Regions Financial Corp.                   1,579

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CBOE S&P 500 VIX TAIL HEDGE FUND

SEPTEMBER 30, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            COMMERCIAL BANKS (CONTINUED)
        84  SunTrust Banks, Inc.               $      2,375
       294  U.S. Bancorp                             10,084
       762  Wells Fargo & Co.                        26,312
        29  Zions Bancorporation                        599
                                               ------------
                                                     57,248
                                               ------------
            COMMERCIAL SERVICES & SUPPLIES -- 0.6%
        16  Avery Dennison Corp.                        509
        17  Cintas Corp.                                705
        23  Iron Mountain, Inc.                         785
        31  Pitney Bowes, Inc.                          428
        28  R.R. Donnelley & Sons Co.                   297
        46  Republic Services, Inc.                   1,266
        13  Stericycle, Inc. (a)                      1,177
        71  Tyco International Ltd.                   3,994
        68  Waste Management, Inc.                    2,181
                                               ------------
                                                     11,342
                                               ------------
            COMMUNICATIONS EQUIPMENT -- 1.9%
       821  Cisco Systems, Inc.                      15,673
        12  F5 Networks, Inc. (a)                     1,257
        18  Harris Corp.                                922
        36  JDS Uniphase Corp. (a)                      446
        82  Juniper Networks, Inc. (a)                1,403
        44  Motorola Solutions, Inc.                  2,224
       264  QUALCOMM, Inc.                           16,497
                                               ------------
                                                     38,422
                                               ------------
            COMPUTERS & PERIPHERALS -- 5.9%
       145  Apple, Inc.                              96,753
       226  Dell, Inc.                                2,228
       326  EMC Corp. (a)                             8,890
       305  Hewlett-Packard Co.                       5,203
        56  NetApp, Inc. (a)                          1,841
        37  SanDisk Corp. (a)                         1,607
        55  Seagate Technology PLC                    1,705
        35  Western Digital Corp.                     1,356
                                               ------------
                                                    119,583
                                               ------------
            CONSTRUCTION & ENGINEERING -- 0.2%
        26  Fluor Corp.                               1,463
        20  Jacobs Engineering Group, Inc. (a)          809
        33  Quanta Services, Inc. (a)                   815
                                               ------------
                                                      3,087
                                               ------------
            CONSTRUCTION MATERIALS -- 0.0%
        20  Vulcan Materials Co.                        946
                                               ------------
            CONSUMER FINANCE -- 0.9%
       153  American Express Co.                      8,700
        90  Capital One Financial Corp.               5,131
        80  Discover Financial Services               3,178


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
           CONSUMER FINANCE (CONTINUED)
        73  SLM Corp.                          $      1,147
                                               ------------
                                                     18,156
                                               ------------
            CONTAINERS & PACKAGING -- 0.1%
        24  Ball Corp.                                1,015
        16  Bemis Co., Inc.                             504
        26  Owens-Illinois, Inc. (a)                    488
        27  Sealed Air Corp.                            417
                                               ------------
                                                      2,424
                                               ------------
            DISTRIBUTORS -- 0.1%
        24  Genuine Parts Co.                         1,465
                                               ------------
            DIVERSIFIED CONSUMER SERVICES -- 0.1%
        16  Apollo Group, Inc., Class A (a)             465
        42  H&R Block, Inc.                             728
                                               ------------
                                                      1,193
                                               ------------
            DIVERSIFIED FINANCIAL SERVICES -- 3.0%
     1,672  Bank of America Corp.                    14,764
       455  Citigroup, Inc.                          14,888
        47  CME Group, Inc.                           2,693
        11  IntercontinentalExchange, Inc. (a)        1,467
       589  JPMorgan Chase & Co.                     23,843
        31  Leucadia National Corp.                     705
        30  Moody's Corp.                             1,325
        18  NASDAQ OMX Group (The), Inc.                419
        38  NYSE Euronext                               937
                                               ------------
                                                     61,041
                                               ------------
            DIVERSIFIED TELECOMMUNICATION SERVICES
               -- 3.0%
       895  AT&T, Inc.                               33,741
        97  CenturyLink, Inc.                         3,919
       155  Frontier Communications Corp.               760
       442  Verizon Communications, Inc.             20,142
        91  Windstream Corp.                            920
                                               ------------
                                                     59,482
                                               ------------
            ELECTRIC UTILITIES -- 2.0%
        75  American Electric Power Co., Inc.         3,295
       109  Duke Energy Corp.                         7,063
        51  Edison International                      2,330
        28  Entergy Corp.                             1,940
       132  Exelon Corp.                              4,697
        65  FirstEnergy Corp.                         2,867
        66  NextEra Energy, Inc.                      4,642
        49  Northeast Utilities                       1,873
        36  Pepco Holdings, Inc.                        680
        17  Pinnacle West Capital Corp.                 898
        90  PPL Corp.                                 2,615
       136  Southern (The) Co.                        6,268
        76  Xcel Energy, Inc.                         2,106
                                               ------------
                                                     41,274
                                               ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CBOE S&P 500 VIX TAIL HEDGE FUND

SEPTEMBER 30, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            ELECTRICAL EQUIPMENT -- 0.5%
        25  Cooper Industries PLC              $      1,876
       113  Emerson Electric Co.                      5,455
        22  Rockwell Automation, Inc.                 1,530
        15  Roper Industries, Inc.                    1,648
                                               ------------
                                                     10,509
                                               ------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS &
               COMPONENTS -- 0.4%
        25  Amphenol Corp., Class A                   1,472
       231  Corning, Inc.                             3,037
        23  FLIR Systems, Inc.                          459
        29  Jabil Circuit, Inc.                         543
        21  Molex, Inc.                                 552
        66  TE Connectivity Ltd.                      2,245
                                               ------------
                                                      8,308
                                               ------------
            ENERGY EQUIPMENT & SERVICES -- 1.9%
        68  Baker Hughes, Inc.                        3,076
        38  Cameron International Corp. (a)           2,131
        11  Diamond Offshore Drilling, Inc.             724
        36  Ensco PLC, Class A                        1,964
        37  FMC Technologies, Inc. (a)                1,713
       144  Halliburton Co.                           4,851
        16  Helmerich & Payne, Inc.                     762
        45  Nabors Industries Ltd. (a)                  631
        66  National Oilwell Varco, Inc.              5,287
        39  Noble Corp.                               1,395
        19  Rowan Cos. PLC, Class A (a)                 642
       206  Schlumberger Ltd.                        14,900
                                               ------------
                                                     38,076
                                               ------------
            FOOD & STAPLES RETAILING -- 2.4%
        67  Costco Wholesale Corp.                    6,708
       197  CVS Caremark Corp.                        9,539
        85  Kroger (The) Co.                          2,001
        37  Safeway, Inc.                               595
        91  Sysco Corp.                               2,846
       133  Walgreen Co.                              4,846
       261  Wal-Mart Stores, Inc.                    19,262
        27  Whole Foods Market, Inc.                  2,630
                                               ------------
                                                     48,427
                                               ------------
            FOOD PRODUCTS -- 1.7%
       102  Archer-Daniels-Midland Co.                2,772
        28  Campbell Soup Co.                           975
        63  ConAgra Foods, Inc.                       1,738
        29  Dean Foods Co. (a)                          474
       101  General Mills, Inc.                       4,025
        50  H. J. Heinz Co.                           2,798
        24  Hershey (The) Co.                         1,701
        21  Hormel Foods Corp.                          614
        17  J.M. Smucker (The) Co.                    1,468
        38  Kellogg Co.                               1,963
       275  Kraft Foods, Inc., Class A               11,371


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            FOOD PRODUCTS (CONTINUED)
        21  McCormick & Co., Inc.              $      1,303
        32  Mead Johnson Nutrition Co.                2,345
        45  Tyson Foods, Inc., Class A                  721
                                               ------------
                                                     34,268
                                               ------------
            GAS UTILITIES -- 0.1%
        18  AGL Resources, Inc.                         736
        32  ONEOK, Inc.                               1,546
                                               ------------
                                                      2,282
                                               ------------
            HEALTH CARE EQUIPMENT & SUPPLIES --
               1.8%
        85  Baxter International, Inc.                5,122
        31  Becton, Dickinson & Co.                   2,435
       220  Boston Scientific Corp. (a)               1,263
        12  C. R. Bard, Inc.                          1,256
        34  CareFusion Corp. (a)                        965
        74  Covidien PLC                              4,397
        22  DENTSPLY International, Inc.                839
        18  Edwards Lifesciences Corp. (a)            1,933
         6  Intuitive Surgical, Inc. (a)              2,974
       158  Medtronic, Inc.                           6,813
        49  St. Jude Medical, Inc.                    2,064
        45  Stryker Corp.                             2,505
        17  Varian Medical Systems, Inc. (a)          1,025
        27  Zimmer Holdings, Inc.                     1,826
                                               ------------
                                                     35,417
                                               ------------
            HEALTH CARE PROVIDERS & SERVICES --
               1.9%
        52  Aetna, Inc.                               2,059
        39  AmerisourceBergen Corp.                   1,510
        53  Cardinal Health, Inc.                     2,065
        45  Cigna Corp.                               2,123
        21  Coventry Health Care, Inc.                  875
        13  DaVita, Inc. (a)                          1,347
       126  Express Scripts Holding Co. (a)           7,896
        25  Humana, Inc.                              1,754
        15  Laboratory Corp. of America
               Holdings (a)                           1,387
        37  McKesson Corp.                            3,183
        13  Patterson Cos., Inc.                        445
        25  Quest Diagnostics, Inc.                   1,586
        65  Tenet Healthcare Corp. (a)                  408
       160  UnitedHealth Group, Inc.                  8,866
        50  WellPoint, Inc.                           2,900
                                               ------------
                                                     38,404
                                               ------------
            HEALTH CARE TECHNOLOGY -- 0.1%
        23  Cerner Corp. (a)                          1,780
                                               ------------
            HOTELS, RESTAURANTS & LEISURE -- 1.8%
        69  Carnival Corp.                            2,514
         5  Chipotle Mexican Grill, Inc. (a)          1,588
        20  Darden Restaurants, Inc.                  1,115

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CBOE S&P 500 VIX TAIL HEDGE FUND

SEPTEMBER 30, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            HOTELS, RESTAURANTS & LEISURE
               (CONTINUED)
        41  International Game Technology      $        537
        39  Marriott International, Inc.              1,525
       156  McDonald's Corp.                         14,313
       118  Starbucks Corp.                           5,988
        30  Starwood Hotels & Resorts Worldwide,
               Inc.                                   1,739
        22  Wyndham Worldwide Corp.                   1,155
        12  Wynn Resorts Ltd.                         1,385
        71  Yum! Brands, Inc.                         4,710
                                               ------------
                                                     36,569
                                               ------------
            HOUSEHOLD DURABLES -- 0.3%
        43  D.R. Horton, Inc.                           887
        10  Harman International Industries,
               Inc.                                     462
        22  Leggett & Platt, Inc.                       551
        25  Lennar Corp., Class A                       869
        45  Newell Rubbermaid, Inc.                     859
        52  PulteGroup, Inc. (a)                        806
        12  Whirlpool Corp.                             995
                                               ------------
                                                      5,429
                                               ------------
            HOUSEHOLD PRODUCTS -- 2.2%
        20  Clorox (The) Co.                          1,441
        69  Colgate-Palmolive Co.                     7,398
        61  Kimberly-Clark Corp.                      5,232
       427  Procter & Gamble (The) Co.               29,617
                                               ------------
                                                     43,688
                                               ------------
            INDEPENDENT POWER PRODUCERS & ENERGY
               TRADERS -- 0.1%
        96  AES (The) Corp. (a)                       1,053
        35  NRG Energy, Inc.                            749
                                               ------------
                                                      1,802
                                               ------------
            INDUSTRIAL CONGLOMERATES -- 2.5%
        99  3M Co.                                    9,149
        91  Danaher Corp.                             5,019
     1,638  General Electric Co.                     37,199
                                               ------------
                                                     51,367
                                               ------------
            INSURANCE -- 3.8%
        53  ACE Ltd.                                  4,007
        73  Aflac, Inc.                               3,495
        75  Allstate (The) Corp.                      2,971
       181  American International Group, Inc.
               (a)                                    5,935
        50  Aon PLC                                   2,615
        13  Assurant, Inc.                              485
       285  Berkshire Hathaway, Inc., Class B
               (a)                                   25,137
        41  Chubb (The) Corp.                         3,128
        23  Cincinnati Financial Corp.                  871
        76  Genworth Financial, Inc., Class A
               (a)                                      398
        68  Hartford Financial Services Group
               (The), Inc.                            1,322


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            INSURANCE (CONTINUED)
        43  Lincoln National Corp.             $      1,040
        48  Loews Corp.                               1,980
        84  Marsh & McLennan Cos., Inc.               2,850
       165  MetLife, Inc.                             5,686
        43  Principal Financial Group, Inc.           1,158
        87  Progressive (The) Corp.                   1,804
        72  Prudential Financial, Inc.                3,925
        15  Torchmark Corp.                             770
        60  Travelers (The) Cos., Inc.                4,096
        44  Unum Group                                  846
        47  XL Group PLC                              1,129
                                               ------------
                                                     75,648
                                               ------------
            INTERNET & CATALOG RETAIL -- 1.0%
        56  Amazon.com, Inc. (a)                     14,242
        15  Expedia, Inc.                               867
         9  Netflix, Inc. (a)                           490
         8  priceline.com, Inc. (a)                   4,950
        17  TripAdvisor, Inc. (a)                       560
                                               ------------
                                                     21,109
                                               ------------
            INTERNET SOFTWARE & SERVICES -- 2.2%
        28  Akamai Technologies, Inc. (a)             1,071
       180  eBay, Inc. (a)                            8,714
        41  Google, Inc., Class A (a)                30,934
        24  VeriSign, Inc. (a)                        1,169
       162  Yahoo!, Inc. (a)                          2,588
                                               ------------
                                                     44,476
                                               ------------
            IT SERVICES -- 3.9%
        98  Accenture PLC, Class A                    6,863
        75  Automatic Data Processing, Inc.           4,399
        46  Cognizant Technology Solutions Corp.,
               Class A (a)                            3,216
        24  Computer Sciences Corp.                     773
        39  Fidelity National Information
               Services, Inc.                         1,218
        21  Fiserv, Inc. (a)                          1,555
       167  International Business Machines
               Corp.                                 34,644
        17  MasterCard, Inc., Class A                 7,675
        50  Paychex, Inc.                             1,664
        44  SAIC, Inc.                                  530
        26  Teradata Corp. (a)                        1,961
        25  Total System Services, Inc.                 593
        81  Visa, Inc., Class A                      10,877
        93  Western Union Co.                         1,694
                                               ------------
                                                     77,662
                                               ------------
            LEISURE EQUIPMENT & PRODUCTS -- 0.1%
        18  Hasbro, Inc.                                687
        53  Mattel, Inc.                              1,880
                                               ------------
                                                      2,567
                                               ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CBOE S&P 500 VIX TAIL HEDGE FUND

SEPTEMBER 30, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            LIFE SCIENCES TOOLS & SERVICES -- 0.4%
        54  Agilent Technologies, Inc.         $      2,076
        27  Life Technologies Corp. (a)               1,320
        18  perkinElmer, Inc.                           530
        57  Thermo Fisher Scientific, Inc.            3,353
        14  Waters Corp. (a)                          1,167
                                               ------------
                                                      8,446
                                               ------------
            MACHINERY -- 1.8%
       101  Caterpillar, Inc.                         8,690
        27  Cummins, Inc.                             2,490
        61  Deere & Co.                               5,032
        28  Dover Corp.                               1,666
        52  Eaton Corp.                               2,458
         8  Flowserve Corp.                           1,022
        67  Illinois Tool Works, Inc.                 3,984
        44  Ingersoll-Rand PLC                        1,972
        16  Joy Global, Inc.                            897
        55  PACCAR, Inc.                              2,201
        18  Pall Corp.                                1,143
        23  Parker Hannifin Corp.                     1,922
         9  Snap-on, Inc.                               647
        26  Stanley Black & Decker, Inc.              1,983
        29  Xylem, Inc.                                 729
                                               ------------
                                                     36,836
                                               ------------
            MEDIA -- 3.5%
        33  Cablevision Systems Corp., Class A          523
        92  CBS Corp., Class B                        3,342
       415  Comcast Corp., Class A                   14,845
        97  DIRECTV (a)                               5,089
        38  Discovery Communications, Inc.,
               Class A (a)                            2,266
        36  Gannett Co., Inc.                           639
        68  Interpublic Group of Cos. (The),
               Inc.                                     756
        43  McGraw-Hill (The) Cos., Inc.              2,347
       316  News Corp., Class A                       7,751
        41  Omnicom Group, Inc.                       2,114
        13  Scripps Networks Interactive,
               Class A                                  796
        48  Time Warner Cable, Inc.                   4,563
       147  Time Warner, Inc.                         6,664
        73  Viacom, Inc., Class B                     3,912
       278  Walt Disney (The) Co.                    14,534
         1  Washington Post (The) Co., Class B          363
                                               ------------
                                                     70,504
                                               ------------
            METALS & MINING -- 0.8%
       166  Alcoa, Inc.                               1,469
        17  Allegheny Technologies, Inc.                542
        22  Cliffs Natural Resources, Inc.              861
       147  Freeport-McMoRan Copper & Gold, Inc.      5,818
        77  Newmont Mining Corp.                      4,313
        49  Nucor Corp.                               1,875
        11  Titanium Metals Corp.                       141


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
          METALS & MINING (CONTINUED)
        22  United States Steel Corp.          $        420
                                               ------------
                                                     15,439
                                               ------------
            MULTILINE RETAIL -- 0.8%
         9  Big Lots, Inc. (a)                          266
        36  Dollar Tree, Inc. (a)                     1,738
        15  Family Dollar Stores, Inc.                  995
        22  J. C. Penney Co., Inc.                      534
        33  Kohl's Corp.                              1,690
        62  Macy's, Inc.                              2,333
        24  Nordstrom, Inc.                           1,324
       102  Target Corp.                              6,474
                                               ------------
                                                     15,354
                                               ------------
            MULTI-UTILITIES -- 1.2%
        38  Ameren Corp.                              1,242
        66  CenterPoint Energy, Inc.                  1,406
        41  CMS Energy Corp.                            966
        45  Consolidated Edison, Inc.                 2,695
        89  Dominion Resources, Inc.                  4,712
        27  DTE Energy Co.                            1,618
        12  Integrys Energy Group, Inc.                 626
        44  NiSource, Inc.                            1,121
        66  PG&E Corp.                                2,816
        79  Public Service Enterprise Group, Inc.     2,542
        18  SCANA Corp.                                 869
        35  Sempra Energy                             2,257
        32  TECO Energy, Inc.                           568
        36  Wisconsin Energy Corp.                    1,356
                                               ------------
                                                     24,794
                                               ------------
            OFFICE ELECTRONICS -- 0.1%
       203  Xerox Corp.                               1,490
                                               ------------
            OIL, GAS & CONSUMABLE FUELS -- 9.3%
        34  Alpha Natural Resources, Inc. (a)           223
        78  Anadarko Petroleum Corp.                  5,454
        61  Apache Corp.                              5,275
        33  Cabot Oil & Gas Corp.                     1,482
        81  Chesapeake Energy Corp.                   1,528
       304  Chevron Corp.                            35,434
       188  ConocoPhillips                           10,750
        35  CONSOL Energy, Inc.                       1,052
        61  Denbury Resources, Inc. (a)                 986
        58  Devon Energy Corp.                        3,509
        42  EOG Resources, Inc.                       4,706
        23  EQT Corp.                                 1,357
       716  Exxon Mobil Corp.                        65,478
        46  Hess Corp.                                2,471
        89  Kinder Morgan, Inc.                       3,161
       109  Marathon Oil Corp.                        3,223
        52  Marathon Petroleum Corp.                  2,839
        29  Murphy Oil Corp.                          1,557
        21  Newfield Exploration Co. (a)                658

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CBOE S&P 500 VIX TAIL HEDGE FUND

SEPTEMBER 30, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            OIL, GAS & CONSUMABLE FUELS
               (CONTINUED)
        28  Noble Energy, Inc.                 $      2,596
       126  Occidental Petroleum Corp.               10,844
        42  Peabody Energy Corp.                        936
        97  Phillips 66                               4,498
        19  Pioneer Natural Resources Co.             1,984
        28  QEP Resources, Inc.                         887
        25  Range Resources Corp.                     1,747
        54  Southwestern Energy Co. (a)               1,878
       101  Spectra Energy Corp.                      2,965
        16  Sunoco, Inc.                                749
        22  Tesoro Corp.                                922
        86  Valero Energy Corp.                       2,724
        97  Williams (The) Cos., Inc.                 3,392
        31  WPX Energy, Inc. (a)                        514
                                               ------------
                                                    187,779
                                               ------------
            PAPER & FOREST PRODUCTS -- 0.2%
        68  International Paper Co.                   2,470
        27  MeadWestvaco Corp.                          826
                                               ------------
                                                      3,296
                                               ------------
            PERSONAL PRODUCTS -- 0.2%
        67  Avon Products, Inc.                       1,069
        37  Estee Lauder (The) Cos., Inc.,
               Class A                                2,278
                                               ------------
                                                      3,347
                                               ------------
            PHARMACEUTICALS -- 6.2%
       243  Abbott Laboratories                      16,660
        48  Allergan, Inc.                            4,396
       261  Bristol-Myers Squibb Co.                  8,809
       158  Eli Lilly & Co.                           7,491
        36  Forest Laboratories, Inc. (a)             1,282
        26  Hospira, Inc. (a)                           853
       428  Johnson & Johnson                        29,494
       473  Merck & Co., Inc.                        21,332
        63  Mylan, Inc. (a)                           1,537
        14  Perrigo Co.                               1,626
     1,159  Pfizer, Inc.                             28,801
        20  Watson Pharmaceuticals, Inc. (a)          1,703
                                               ------------
                                                    123,984
                                               ------------
            PROFESSIONAL SERVICES -- 0.1%
         7  Dun & Bradstreet (The) Corp.                557
        19  Equifax, Inc.                               885
        22  Robert Half International, Inc.             586
                                               ------------
                                                      2,028
                                               ------------
            REAL ESTATE INVESTMENT TRUSTS -- 2.0%
        61  American Tower Corp.                      4,355
        23  Apartment Investment & Management
               Co., Class A                             598
        15  AvalonBay Communities, Inc.               2,040
        23  Boston Properties, Inc.                   2,544


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS
               (CONTINUED)
        47  Equity Residential                 $      2,704
        67  HCP, Inc.                                 2,980
        35  Health Care REIT, Inc.                    2,021
       112  Host Hotels & Resorts, Inc.               1,798
        63  Kimco Realty Corp.                        1,277
        25  Plum Creek Timber Co., Inc.               1,096
        71  Prologis, Inc.                            2,487
        22  Public Storage                            3,062
        47  Simon Property Group, Inc.                7,135
        46  Ventas, Inc.                              2,863
        26  Vornado Realty Trust                      2,107
        83  Weyerhaeuser Co.                          2,170
                                               ------------
                                                     41,237
                                               ------------
            REAL ESTATE MANAGEMENT & DEVELOPMENT --
               0.0%
        47  CBRE Group, Inc., Class A (a)               865
                                               ------------
            ROAD & RAIL -- 0.8%
       161  CSX Corp.                                 3,341
        50  Norfolk Southern Corp.                    3,182
         8  Ryder System, Inc.                          312
        73  Union Pacific Corp.                       8,665
                                               ------------
                                                     15,500
                                               ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 2.0%
        93  Advanced Micro Devices, Inc. (a)            314
        50  Altera Corp.                              1,699
        46  Analog Devices, Inc.                      1,803
       192  Applied Materials, Inc.                   2,144
        80  Broadcom Corp., Class A                   2,766
         9  First Solar, Inc. (a)                       199
       776  Intel Corp.                              17,600
        26  KLA-Tencor Corp.                          1,240
        28  Lam Research Corp. (a)                      890
        36  Linear Technology Corp.                   1,147
        87  LSI Corp. (a)                               601
        30  Microchip Technology, Inc.                  982
       158  Micron Technology, Inc. (a)                 946
        96  NVIDIA Corp. (a)                          1,281
        29  Teradyne, Inc. (a)                          412
       177  Texas Instruments, Inc.                   4,876
        41  Xilinx, Inc.                              1,370
                                               ------------
                                                     40,270
                                               ------------
            SOFTWARE -- 3.6%
        76  Adobe Systems, Inc. (a)                   2,467
        35  Autodesk, Inc. (a)                        1,168
        23  BMC Software, Inc. (a)                      954
        53  CA, Inc.                                  1,366
        29  Citrix Systems, Inc. (a)                  2,220
        49  Electronic Arts, Inc. (a)                   622

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CBOE S&P 500 VIX TAIL HEDGE FUND

SEPTEMBER 30, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            SOFTWARE (CONTINUED)
        43  Intuit, Inc.                       $      2,532
     1,171  Microsoft Corp.                          34,872
       591  Oracle Corp.                             18,611
        30  Red Hat, Inc. (a)                         1,708
        20  Salesforce.com, Inc. (a)                  3,054
       109  Symantec Corp. (a)                        1,962
                                               ------------
                                                     71,536
                                               ------------
            SPECIALTY RETAIL -- 2.1%
        13  Abercrombie & Fitch Co., Class A            441
         6  AutoNation, Inc. (a)                        262
         6  AutoZone, Inc. (a)                        2,218
        36  Bed Bath & Beyond, Inc. (a)               2,268
        41  Best Buy Co., Inc.                          705
        35  CarMax, Inc. (a)                            990
        19  GameStop Corp., Class A                     399
        46  Gap (The), Inc.                           1,646
       234  Home Depot (The), Inc.                   14,127
        37  Limited Brands, Inc.                      1,823
       177  Lowe's Cos., Inc.                         5,352
        18  O'Reilly Automotive, Inc. (a)             1,505
        35  Ross Stores, Inc.                         2,261
       106  Staples, Inc.                             1,221
        18  Tiffany & Co.                             1,114
       114  TJX (The) Cos., Inc.                      5,106
        17  Urban Outfitters, Inc. (a)                  639
                                               ------------
                                                     42,077
                                               ------------
            TEXTILES, APPAREL & LUXURY GOODS --
               0.6%
        44  Coach, Inc.                               2,465
         8  Fossil, Inc. (a)                            677
        57  NIKE, Inc., Class B                       5,410
         9  Ralph Lauren Corp.                        1,361
        14  VF Corp.                                  2,231
                                               ------------
                                                     12,144
                                               ------------
            THRIFTS & MORTGAGE FINANCE -- 0.1%
        74  Hudson City Bancorp, Inc.                   589
        55  People's United Financial, Inc.             668
                                               ------------
                                                      1,257
                                               ------------
            TOBACCO -- 1.9%
       315  Altria Group, Inc.                       10,518
        20  Lorillard, Inc.                           2,329
       262  Philip Morris International, Inc.        23,564
        51  Reynolds American, Inc.                   2,210
                                               ------------
                                                     38,621
                                               ------------
            TRADING COMPANIES & DISTRIBUTORS --
               0.2%
        46  Fastenal Co.                              1,978


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            TRADING COMPANIES & DISTRIBUTORS
               (CONTINUED)
         9  W.W. Grainger, Inc.                $      1,875
                                               ------------
                                                      3,853
                                               ------------
            WIRELESS TELECOMMUNICATION SERVICES
               -- 0.3%
        45  Crown Castle International Corp. (a)      2,885
        49  MetroPCS Communications, Inc. (a)           574
       466  Sprint Nextel Corp. (a)                   2,572
                                               ------------
                                                      6,031
                                               ------------
             TOTAL COMMON STOCKS -- 99.1%         1,997,828
             (Cost $1,956,643)

CONTRACTS
----------

            OPTION PURCHASED  -- 0.9%
            CALL OPTION
       275  VIX US, expiring 10/17/2012,
               Strike Price $20 (a)                  17,875
            (Cost $20,218)                     ------------

            TOTAL INVESTMENTS -- 100.0%           2,015,703
            (Cost $1,976,861) (b)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                        192
                                               ------------
            NET ASSETS -- 100.0%               $  2,015,895
                                               ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $57,012 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $18,170.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CBOE S&P 500 VIX TAIL HEDGE FUND

SEPTEMBER 30, 2012 (UNAUDITED)


------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $  1,997,828     $    --       $    --
Option Purchased            17,875          --            --
                      ---------------------------------------
Total Investments     $  2,015,703     $    --       $    --
                      =======================================

* See Portfolio of Investments for industry breakout.

There were no transfers between levels at September 30, 2012.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED FUND

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2012 (UNAUDITED)


                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company that currently consists of nineteen exchange-traded funds (each a "Fund" and collectively, the "Funds") as follows:

   First Trust Dow Jones Select MicroCap Index(SM) Fund - (NYSE Arca, Inc.
    ("NYSE Arca") ticker "FDM")
   First Trust Morningstar Dividend Leaders(SM) Index Fund-(NYSE Arca ticker
    "FDL")
   First Trust US IPO Index Fund - (NYSE Arca ticker "FPX")
   First Trust NASDAQ-100 Equal Weighted Index(SM) Fund - (NASDAQ Stock Market,
    Inc. ("NASDAQ") ticker "QQEW")
   First Trust NASDAQ-100-Technology Sector Index(SM) Fund - (NASDAQ ticker
    "QTEC")
   First Trust NYSE Arca Biotechnology Index Fund - (NYSE Arca ticker "FBT") First Trust Dow Jones Internet Index(SM) Fund - (NYSE Arca ticker "FDN") First Trust Strategic Value Index Fund - (NYSE Arca ticker "FDV")
   First Trust Value Line(R) Equity Allocation Index Fund - (NYSE Arca ticker
    "FVI")
   First Trust Value Line(R)Dividend Index Fund - (NYSE Arca ticker "FVD") First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund - (NASDAQ ticker
    "QQXT")
   First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund - (NASDAQ ticker
    "QCLN")
   First Trust S&P REIT Index Fund - (NYSE Arca ticker "FRI")
   First Trust ISE Water Index Fund - (NYSE Arca ticker "FIW")
   First Trust ISE-Revere Natural Gas Index Fund - (NYSE Arca ticker "FCG") First Trust ISE Chindia Index Fund- (NYSE Arca ticker "FNI")
   First Trust Value Line(R) 100 Exchange-Traded Fund- (NYSE Arca ticker "FVL") First Trust NASDAQ(R) ABA Community Bank Index Fund - (NASDAQ ticker "QABA") First Trust CBOE S&P 500 VIX Tail Hedge Fund -(NYSE Arca ticker "VIXH")

Each Fund's net asset value ("NAV") is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the Investment Company Act of 1940, as amended (the "1940 Act") . Each Fund's securities will be valued as follows:

       Securities listed on any exchange other than the NASDAQ Stock Market, Inc. ("NASDAQ") or the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

       Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there is no official closing price on the valuation day, the securities are valued at the mean of the most recent bid and ask prices on such day.

FIRST TRUST EXCHANGE-TRADED FUND

SEPTEMBER 30, 2012 (UNAUDITED)


       Securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ or the AIM, are valued at the closing bid prices.

       Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities including, but not limited to the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, the use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index, which, in turn, could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

FIRST TRUST EXCHANGE-TRADED FUND

SEPTEMBER 30, 2012 (UNAUDITED)


      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of September 30, 2012, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. SECURITIES LENDING

The Funds may lend securities representing up to 20% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities.

These events could also trigger adverse tax consequences for the Funds. Under the Funds' securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The dividend and interest earned on the securities loaned are accounted for in the same manner as other dividend and interest income. At September 30, 2012, QQEW, QQXT, QCLN and FNI have securities in the securities lending program.

D. CALL OPTIONS

The CBOE S&P 500 VIX Tail Hedge Fund invests in call options representing securities included in the CBOE VIX Tail Hedge Index in order to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. The Fund may purchase stock index options, sell stock index options in order to close out existing positions, and/or write covered options on stock indices for hedging purposes. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the stock index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.

ADDITIONAL INFORMATION

FIRST TRUST EXCHANGE-TRADED FUND
SEPTEMBER 30, 2012 (UNAUDITED)


                             LICENSING INFORMATION

Dow Jones, Dow Jones Internet Composite Index(SM) and Dow Jones Select MicroCap Index(SM) are products of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC ("CME") and have been licensed for use. "Dow Jones(R)", "Dow Jones Internet Composite Index(SM)", "Dow Jones Select MicroCap Index(SM)" and "Dow Jones Indexes" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME and have been sublicensed for use for certain purposes by First Trust on behalf of the Funds. The First Trust Dow Jones Select MicroCap Index(SM) Fund, based on the Dow Jones Select MicroCap Index(SM) and the First Trust Dow Jones Internet Index(SM) Fund, based on the Dow Jones Internet Composite Index(SM), are not sponsored, endorsed, sold or promoted by CME, Dow Jones or their respective affiliates, and CME, Dow Jones and their respective affiliates make no representation regarding the advisability of trading in such Funds.

Morningstar is a service mark of Morningstar, Inc. and has been licensed for use. The First Trust Morningstar Dividend Leaders(SM) Index Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the Fund. MORNINGSTAR MAKES NO WARRANTIES AND BEARS NO LIABILITIES WITH RESPECT TO THE FUND.

The First Trust US IPO Index Fund is not sponsored, endorsed, sold or promoted by IPOX(R). IPOX(R) makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. IPOX(R)'s only relationship to First Trust is the licensing of certain trademarks and trade names of IPOX(R) and of the U.S. IPOX(R) 100 Index, which is determined, composed and calculated by IPOX(R) without regard to First Trust or the Fund. IPOX(R) IS A REGISTERED INTERNATIONAL TRADEMARK OF IPOX(R) SCHUSTER LLC AND IPOX(R) SCHUSTER, IPOX(R)-100 AND IPOX(R)-30 ARE TRADEMARKS AND SERVICE MARKS OF IPOX(R) SCHUSTER LLC (WWW.IPOXSCHUSTER.COM) AND HAVE BEEN LICENSED FOR CERTAIN PURPOSES FROM IPOX(R) SCHUSTER LLC TO FIRST TRUST PURSUANT TO THE PRODUCT LICENSE AGREEMENT. A PATENT WITH RESPECT TO THE IPOX(R) INDEX METHODOLOGY HAS BEEN ISSUED (U.S. PAT. NO. 7,698,197).

NASDAQ(R) , NASDAQ-100(R), NASDAQ-100 Index(R), NASDAQ-100 Technology Sector Index(SM), NASDAQ-100 Equal-Weighted Index(SM), and NASDAQ-100 Ex-Tech Sector Index(SM), are trademarks of The NASDAQ OMX Group, Inc. ("NASDAQ OMX") or its affiliates (NASDAQ OMX with its affiliates are referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. First Trust NASDAQ-100 Equal Weighted Index(SM) Fund, First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund and the First Trust NASDAQ-100-Technology Sector Index(SM) Fund have not been passed on by the Corporations as to their legality or suitability. These Funds are not issued, endorsed, sold, or promoted by the Corporations and should not be construed in anyway as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THESE FUNDS.

NASDAQ(R) and Clean Edge(R) are the registered trademarks (the "Marks") of The NASDAQ OMX Group, Inc. ("NASDAQ OMX"), Clean Edge(R) or their affiliates (NASDAQ OMX and Clean Edge(R), collectively with their affiliates, are referred to herein as the "Corporations"). The Marks are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund is not issued, endorsed, sold, or promoted by the Corporations and should not be construed in any way as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ OMX(R) ABA Community Bank Index(SM) are trademarks of The NASDAQ OMX Group, Inc. ("NASDAQ OMX"), American Bankers Association ("ABA") or their affiliates (NASDAQ OMX and ABA, collectively with their affiliates, are referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. The First Trust NASDAQ(R) ABA Community Bank Index Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

The NYSE Arca Biotechnology Index(SM) is a trademark of the NYSE Euronext or its affiliates ("NYSE Euronext") and is licensed for use by First Trust Advisors L.P. The First Trust NYSE Arca Biotechnology Index Fund is not sponsored or endorsed by the NYSE Euronext. NYSE Euronext makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in the Fund or the ability of the Fund to track the performance of the various sectors represented in the stock market. NYSE Euronext has no obligation to take the needs of the owners of the Fund into consideration in determining, composing or calculating the Index. NYSE Euronext is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Fund. NYSE EURONEXT MAKES NO WARRANTIES AND BEARS NO LIABILITIES WITH RESPECT TO THE FUND.

FIRST TRUST EXCHANGE-TRADED FUND
SEPTEMBER 30, 2012 (UNAUDITED)


"Credit Suisse", "HOLT" and "Credit Suisse U.S. Value Index, Powered by HOLT(TM)," are trademarks of Credit Suisse Group, Credit Suisse Securities (USA) LLC or one of their affiliates (collectively, "Credit Suisse"), and have been licensed for use for certain purposes by First Trust. THE FIRST TRUST STATEGIC VALUE INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY CREDIT SUISSE OR THE INDEX CALCULATION AGENT, AND CREDIT SUISSE AND THE INDEX CALCULATION AGENT MAKE NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, REGARDING THE ADVISABILITY OF INVESTING OR TRADING IN SUCH PRODUCT(S) OR IN SECURITIES GENERALLY, THE RESULTS TO BE OBTAINED FROM THE USE OF THE CREDIT SUISSE US VALUE INDEX, POWERED BY HOLT, THE FIGURE AT WHICH THE SAID INDEX STANDS AT ANY PARTICULAR TIME ON ANY PARTICULAR DAY OR OTHERWISE. CREDIT SUISSE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE CREDIT SUISSE US VALUE INDEX, POWERED BY HOLT(TM) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL CREDIT SUISSE OR THE INDEX CALCULATION AGENT HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CREDIT SUISSE AND FIRST TRUST.

"Value Line(R)", "Value Line(R) Equity Allocation Index(TM)", "Value Line(R) Dividend Index(TM)" and "Value Line(R) 100 Index(TM)" are trademarks of Value Line(R), Inc. and have been licensed for use for certain purposes by First Trust Advisors L.P. on behalf of the Funds. The First Trust Value Line(R) Equity Allocation Index Fund, based on the Value Line(R) Equity Allocation Index(TM), the First Trust Value Line(R) Dividend Index Fund, based on the Value Line(R) Dividend Index(TM) and the First Trust Value Line(R) 100 Exchange-Traded Fund, based on the Value Line(R)100 Index(TM), are not sponsored, endorsed, sold, or promoted by Value Line(R), Inc., and Value Line(R) makes no representation regarding the advisability of investing in the Funds.

Standard & Poor's(R) and S&P(R) are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by First Trust Advisors L.P. The First Trust S&P REIT Index Fund is not sponsored, endorsed, sold or promoted by S&P or its affiliates, and S&P and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding shares of the Fund.

"International Securities Exchange(TM)", "ISE(TM)", "ISE Water Index(TM)", "ISE ChIndia Index(TM)" and the "ISE-REVERE Natural Gas Index(TM)" are trademarks of International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust Advisors L.P. Each of the First Trust ISE Chindia Index Fund, First Trust ISE-Revere Natural Gas Index Fund and First Trust ISE Water Index Fund, based on its corresponding index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange, LLC and the International Securities Exchange, LLC makes no representation regarding the advisability of trading in such Funds.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    First Trust Exchange-Traded Fund
            ----------------------------------------

By (Signature and Title)*       /s/ Mark R. Bradley
                                ------------------------------------------------
                                Mark R. Bradley, President and
                                Chief Executive Officer
                                (principal executive officer)

Date  November 19, 2012
     ------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Mark R. Bradley
                                ------------------------------------------------
                                Mark R. Bradley, President and
                                Chief Executive Officer
                                (principal executive officer)

Date  November 19, 2012
     ------------------------

By (Signature and Title)*       /s/ James M. Dykas
                                ------------------------------------------------
                                James M. Dykas, Treasurer,
                                Chief Financial Officer and
                                Chief Accounting Officer
                                (principal financial officer)

Date  November 19, 2012
     ------------------------

* Print the name and title of each signing officer under his or her signature.